UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

The Prudential Investment Portfolios, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 9/30/2007

Date of reporting period:                 6/30/2007

Item 1.	Schedule of Investments

The Prudential Investment Portfolios, Inc.

JennisonDryden Conservative Allocation Fund

Schedule of Investments

as of June 30, 2007 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 98.4%

Affiliated Registered Investment Companies
Dryden Global Real Estate Fund (Class Z)	42,025	$1,047,694
Dryden Government Income Fund, Inc. (Class Z)	1,159,484	10,006,347
Dryden High Yield Fund, Inc. (Class Z)	159,143	916,665
Dryden International Equity Fund (Class Z)	236,351	2,363,508
Dryden Large-Cap Core Equity Fund (Class Z)	110,559	1,616,366
Dryden Mid-Cap Value Fund (Class Z)	36,905	712,257
Dryden Short-Term Corporate Bond Fund (Class Z)	899,769	9,645,527
Jennison 20/20 Focus Fund (Class Z)	106,329	1,771,447
Jennison Growth Fund (Class Z)(b)	124,306	2,203,951
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(b)	28,121	703,036
Jennison Value Fund (Class Z)	153,868	3,538,955
Jennison Natural Resources Fund (Class Z)	12,755	707,406

Total long-term investments (cost $32,768,548)		35,233,159

SHORT-TERM INVESTMENT 1.7%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $623,318)	623,318	623,318

Total Investments(a) 100.1% (cost $33,391,866)(c)		35,856,477
Liabilities in excess of other assets (0.1%)		(44,734)

Net Assets 100.0%		$35,811,743

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Non-income producing security.
(c)	The United States federal income tax basis and the unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$33,507,865	$2,757,959	$(409,347)	$2,348,612

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

JennisonDryden Moderate Allocation Fund

Schedule of Investments

as of June 30, 2007 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.0%

Affiliated Registered Investment Companies
Dryden Global Real Estate Fund (Class Z)	150,243	$3,745,556
Dryden Government Income Fund, Inc. (Class Z)	1,739,766	15,014,183
Dryden High Yield Fund, Inc. (Class Z)	333,400	1,920,385
Dryden International Equity Fund (Class Z)	1,234,124	12,341,236
Dryden Large-Cap Core Equity Fund (Class Z)	466,557	6,821,061
Dryden Mid-Cap Value Fund (Class Z)	96,922	1,870,603
Dryden Short-Term Corporate Bond Fund, Inc. (Class Z)	1,268,098	13,594,007
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(b)	138,424	3,099,316
Jennison 20/20 Focus Fund (Class Z)	445,248	7,417,828
Jennison Equity Opportunity Fund (Class Z)	102,947	1,894,218
Jennison Growth Fund (Class Z)(b)	438,789	7,779,723
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(b)	151,833	3,795,819
Jennison Natural Resources Fund, Inc. (Class Z)	50,363	2,793,116
Jennison Value Fund (Class Z)	488,640	11,238,727

Total long-term investments (cost $80,523,761)		93,325,778

SHORT-TERM INVESTMENT 1.0%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $926,586)	926,586	926,586

Total Investments(a) 100.0% (cost $81,450,347)(c)		94,252,364
Liabilities in excess of other assets		(20,295)

Net Assets 100.0%		$94,232,069

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Non-income producing security.
(c)	The United States federal income tax basis and the unrealized appreciation (depreciation) as of June 30, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$81,644,399	$13,432,096	$(824,131)	$12,607,965

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

JennisonDryden Growth Allocation Fund

Schedule of Investments

as of June 30, 2007 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

Affiliated Registered Investment Companies
Dryden Global Real Estate Fund (Class Z)	138,708	$3,457,986
Dryden International Equity Fund (Class Z)	1,207,882	12,078,824
Dryden Large-Cap Core Equity Fund (Class Z)	364,170	5,324,173
Dryden Mid-Cap Value Fund (Class Z)	58,778	1,134,419
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(b)	210,955	4,723,287
Dryden Total Return Bond Fund, Inc. (Class Z)	310,382	3,842,534
Jennison 20/20 Focus Fund (Class Z)	346,675	5,775,601
Jennison Equity Opportunity Fund (Class Z)	94,773	1,743,822
Jennison Growth Fund (Class Z)(b)	368,020	6,524,999
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(b)	92,546	2,313,653
Jennison Natural Resources Fund, Inc. (Class Z)	41,395	2,295,777
Jennison Value Fund (Class Z)	351,053	8,074,226

Total long-term investments (cost $46,999,896)		57,289,301

SHORT-TERM INVESTMENT 1.1%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $652,599)	652,599	652,599

Total Investments(a) 100.0% (cost $47,652,495)(c)		57,941,900
Other assets in excess of liabilities		7,977

Net Assets 100.0%		$57,949,877

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Non-income producing security.
(c)	The United States federal income tax basis and the unrealized appreciation (depreciation) as of June 30, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$47,792,728	$10,357,696	$(208,524)	$10,149,172

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Jennison Growth Fund

Schedule of Investments

as of June 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS
Aerospace & Defense 4.3%
658,600	Boeing Co.	$63,330,976
851,800	United Technologies Corp.	60,418,174

		123,749,150

Beverages 2.1%
958,700	PepsiCo, Inc.	62,171,695

Biotechnology 5.6%
820,600	Genentech, Inc.(a)	62,086,596
2,564,200	Gilead Sciences, Inc.(a)(b)	99,414,034

		161,500,630

Capital Markets 6.1%
1,914,400	Charles Schwab Corp. (The)	39,283,488
278,100	Goldman Sachs Group, Inc.	60,278,175
525,400	Lazard Ltd. (Class A Stock)	23,658,762
904,300	UBS AG	54,267,043

		177,487,468

Chemicals 1.6%
683,500	Monsanto Co.	46,163,590

Communications Equipment 8.3%
441,000	Ciena Corp.(a)(b)	15,933,330
2,558,000	Cisco Systems, Inc.(a)	71,240,300
1,157,700	Juniper Networks, Inc.(a)(b)	29,139,309
1,769,400	QUALCOMM, Inc.	76,774,266
239,900	Research In Motion Ltd.(a)	47,977,601

		241,064,806

Computers & Peripherals 4.9%
672,700	Apple, Inc.(a)	82,096,308
1,364,400	Hewlett-Packard Co.(b)	60,879,528

		142,975,836

Consumer Finance 1.3%
604,500	American Express Co.	36,983,310

Diversified Financial Services 2.4%
415,600	McGraw-Hill Cos., Inc. (The)	28,294,048
560,000	NYSE Euronext(b)	41,227,200

		69,521,248

Electronic Equipment & Instruments 0.3%
175,900	Sony Corp. ADR (Japan)	9,035,983

Energy Equipment & Services 1.1%
387,400	Schlumberger Ltd.(b)	32,905,756

Food & Staples Retailing 0.5%
230,000	Costco Wholesale Corp.	13,459,600

Health Care Equipment & Supplies 4.7%
387,300	Alcon, Inc.	52,250,643
707,000	Baxter International, Inc.	39,832,380
1,034,900	St. Jude Medical, Inc.(a)	42,938,001

		135,021,024

Hotels, Restaurants & Leisure 3.2%
852,700	International Game Technology	33,852,190
160,100	Las Vegas Sands Corp.(a)(b)	12,230,039
770,100	Marriott International, Inc. (Class A Stock)(b)	33,299,124
558,400	Starbucks Corp.(a)	14,652,416

		94,033,769

Household Products 3.4%
784,600	Colgate-Palmolive Co.	50,881,310
793,090	Procter & Gamble Co.	48,529,177

		99,410,487

Industrial Conglomerates 2.3%
1,746,400	General Electric Co.	66,852,192

Insurance 2.4%
991,500	American International Group, Inc.	69,434,745

Internet Software & Services 6.8%
472,800	Akamai Technologies, Inc.(a)	22,996,992
982,400	eBay, Inc.(a)	31,613,632
272,000	Google, Inc. (Class A Stock)(a)	142,359,360

		196,969,984

IT Services 0.7%
397,500	Infosys Technologies Ltd. ADR (India)(b)	20,026,050

Media 4.8%
2,521,300	Disney (Walt) Co. (The)	86,077,182
2,563,300	News Corp. (Class A Stock)	54,367,593

		140,444,775

Multiline Retail 3.0%
387,100	Kohl’s Corp.(a)	27,495,713
1,047,600	Saks, Inc.(b)	22,366,260

592,300	Target Corp.(b)	37,670,280

		87,532,253

Oil, Gas & Consumable Fuels 1.5%
529,100	Occidental Petroleum Corp.	30,624,308
151,700	Suncor Energy, Inc.	13,640,864

		44,265,172

Pharmaceuticals 11.0%
1,068,900	Abbott Laboratories	57,239,595
690,500	Elan Corp. PLC ADR (Ireland)(a)	15,142,665
348,200	Merck & Co., Inc.	17,340,360
625,000	Novartis AG ADR (Switzerland)	35,043,750
842,900	Roche Holding AG ADR (Switzerland)	74,757,897
1,160,300	Schering-Plough Corp.	35,319,532
852,900	Teva Pharmaceutical Industries Ltd. ADR (Israel)(b)	35,182,125
867,500	Wyeth	49,742,450

		319,768,374

Semiconductors & Semiconductor Equipment 4.9%
761,100	Broadcom Corp. (Class A Stock)(a)	22,262,175
2,320,300	Intel Corp.	55,130,328
2,363,400	Marvell Technology Group Ltd.(a)	43,037,514
558,200	NVIDIA Corp.(a)	23,059,242

		143,489,259

Software 6.0%
2,250,300	Adobe Systems, Inc.(a)	90,349,545
436,300	Electronic Arts, Inc.(a)	20,645,716
2,150,600	Microsoft Corp.(b)	63,378,182

		174,373,443

Specialty Retail 1.0%
952,400	Lowe’s Cos., Inc.	29,229,156

Textiles, Apparel & Luxury Goods 3.8%
1,497,600	Coach, Inc.(a)	70,971,264
686,500	Nike, Inc. (Class B Stock)	40,016,085

		110,987,349

Wireless Telecommunication Services 1.7%
614,800	NII Holdings, Inc.(a)(b)	49,638,952

	Total long-term investments (cost $2,132,308,631)	2,898,496,056

SHORT-TERM INVESTMENT 8.0%

Affiliated Money Market Mutual Fund

231,294,159	Dryden Core Investment Fund - Taxable Money Market Series (cost $231,294,159; includes $209,710,673 of cash collateral received from securities on loan)(c)(d)	231,294,159

Total Investments 107.7% (cost $2,363,602,790)(e)	3,129,790,215

Liabilities in excess of other assets (7.7%)	(224,258,971)

Net Assets 100.0%	$2,905,531,244

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $201,224,888; cash collateral of $209,710,673 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$2,391,087,389	$760,060,574	$(21,357,748)	$738,702,826

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolio, Inc.

Jennison Equity Opportunity Fund

Portfolio of Investments

as of June 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS
Aerospace & Defense 1.4%
147,600	Honeywell International, Inc.	$8,306,928

Airlines 1.1%
572,400	JetBlue Airways Corp.(a)(b)	6,725,700

Biotechnology 0.9%
95,100	Amgen, Inc.(a)	5,258,079

Capital Markets 6.5%
245,500	Bank of New York Co., Inc. (The)	10,173,520
521,200	Charles Schwab Corp. (The)	10,695,024
89,600	Lazard Ltd., “Class A”(b)	4,034,688
126,300	Nuveen Investments, Inc. “Class A”	7,849,545
92,200	State Street Corp.	6,306,480

		39,059,257

Chemicals 2.3%
171,600	E.I. du Pont de Nemours & Co.	8,724,144
185,200	Nalco Holdings Co.	5,083,740

		13,807,884

Commercial Banks 1.5%
718,665	Royal Bank of Scotland Group PLC (United Kingdom)	9,093,618

Commercial Services & Supplies 4.8%
1,007,800	Allied Waste Industries, Inc.(a)(b)	13,564,988
333,000	Navigant Consulting, Inc.(a)(b)	6,180,480
239,800	Waste Management, Inc.	9,364,190

		29,109,658

Communications Equipment 3.6%
239,500	Corning, Inc.(a)	6,119,225
339,300	Motorola, Inc.	6,005,610
218,800	QUALCOMM, Inc.	9,493,732

		21,618,567

Computers & Peripherals 2.2%
251,900	Diebold, Inc.	13,149,180

Construction & Engineering 0.5%
116,100	Aecom Technology Corp.(a)(b)	2,880,441

Containers & Packaging 1.0%
101,500	Temple-Inland, Inc.	6,245,295

Diversified Consumer Services 3.4%
285,100	Career Education Corp.(a)	9,627,827
460,200	H&R Block, Inc.	10,754,874

		20,382,701

Diversified Financial Services 2.2%
178,900	Citigroup, Inc.	9,175,781
196,300	KKR Private Equity Investors LLP, RDU, Private Placement 144A (cost $4,892,132; purchased 5/03/06-05/05/06)(g)	4,416,750

		13,592,531

Electronic Equipment & Instruments 0.8%
99,600	Sony Corp. ADR (Japan)	5,116,452

Energy Equipment & Services 4.6%
165,500	Baker Hughes, Inc.	13,923,515
57,100	National-Oilwell Varco, Inc.(a)	5,952,104
96,100	Schlumberger Ltd.(b)	8,162,734

		28,038,353

Food & Staples Retailing 4.5%
316,600	Kroger Co. (The)	8,905,958
287,400	Performance Food Group Co.(a)(b)	9,337,626
189,600	Wal-Mart Stores, Inc.	9,121,656

		27,365,240

Food Products 2.8%
568,300	Cadbury Schweppes PLC (United Kingdom)	7,713,207
354,300	ConAgra Foods, Inc.	9,516,498

		17,229,705

Health Care Equipment & Supplies 1.4%
199,200	St. Jude Medical, Inc.(a)	8,264,808

Health Care Providers & Services 0.7%
117,300	Omnicare, Inc.(b)	4,229,838

Hotels, Restaurants & Leisure 1.0%
237,100	Bally Technologies, Inc.(a)(b)	6,264,182

Household Products 1.1%
97,600	Kimberly-Clark Corp.	6,528,464

Independent Power Producers & Energy Traders 0.9%
131,600	NRG Energy, Inc.(a)(b)	5,470,612

Insurance 5.7%
188,200	American International Group, Inc.	13,179,646
135,200	Axis Capital Holdings Ltd.	5,495,880
99,200	MBIA, Inc.	6,172,224
182,500	StanCorp Financial Group, Inc.	9,577,600

		34,425,350

Internet & Catalog Retail 1.0%
182,000	IAC/InterActiveCorp.(a)	6,299,020

IT Services 0.9%
108,200	CACI International, Inc. “Class A”(a)(b)	5,285,570

Machinery 3.4%
151,400	Actuant Corp. “Class A”(b)	9,547,284
211,300	Dover Corp.	10,807,995

		20,355,279

Media 10.2%
370,300	Discovery Holding Co., “Class A”(a)(b)	8,513,197
846,400	Gemstar-TV Guide International, Inc.(a)(b)	4,164,288
238,237	Liberty Global Inc., Series C(a)	9,362,714
577,200	Pearson PLC (United Kingdom)	9,723,074
665,100	Radio One, Inc., “Class D”(a)	4,695,606
148,043	Viacom, Inc. “Class B”(a)	6,163,030
483,900	Warner Music Group Corp.	6,992,355
357,700	Xinhua Finance Media Ltd. ADR (China)(a)(b)	2,958,179
785,800	XM Satellite Radio Holdings, Inc. “Class A”(a)	9,248,866

		61,821,309

Metals & Mining 3.5%
180,100	Alcoa, Inc.	7,299,453
292,600	Massey Energy Co.	7,797,790
119,400	Peabody Energy Corp.(b)	5,776,572

		20,873,815

Oil, Gas & Consumable Fuels 2.7%
191,100	Occidental Petroleum Corp.	11,060,868
134,200	Range Resources Corp.	5,020,422

		16,081,290

Pharmaceuticals 9.3%
125,500	Abbott Laboratories	6,720,525
213,200	Endo Pharmaceuticals Holdings, Inc.(a)	7,297,836
296,300	Medicis Pharmaceutical Corp. “Class A”(b)	9,049,002
153,800	Novartis AG, ADR (Switzerland)	8,623,566
226,300	Pfizer, Inc.	5,786,491
197,300	Watson Pharmaceuticals, Inc.(a)	6,418,169
213,900	Wyeth	12,265,026

		56,160,615

Semiconductors & Semiconductor Equipment 2.5%
508,100	Integrated Device Technology, Inc.(a)	7,758,687
416,300	Marvell Technology Group Ltd.(a)	7,580,823

		15,339,510

Software 7.1%
495,600	BEA Systems, Inc.(a)(b)	6,784,764
304,900	Check Point Software Technologies Ltd.(a)	6,954,769
237,100	Fair Isaac Corp.(b)	9,512,452
186,400	Manhattan Associates, Inc.(a)	5,202,424
316,800	Symantec Corp.(a)	6,399,360
891,600	TIBCO Software, Inc.(a)	8,068,980

		42,922,749

Specialty Retail 3.0%
196,100	Best Buy Co., Inc.	9,151,987
366,700	Urban Outfitters, Inc.(a)(b)	8,811,801

		17,963,788

Wireless Telecommunication Services 1.2%
345,300	Sprint Nextel Corp.(b)	7,151,163

	Total long-term investments (cost $494,640,539)	602,416,951

SHORT-TERM INVESTMENTS 18.6%

Principal Amount (000)
U.S. Government Security
	United States Treasury Bill
$105	4.74% 12/20/07(d) (cost $102,620)	102,646

Shares
Affiliated Money Market Mutual Fund 18.6%
112,468,358	Dryden Core Investment Fund - Taxable Money Market Series (cost $112,468,358: includes $109,063,822 of cash collateral received for securities on loan)(c)(e)	112,468,358

	Total short-term investments (cost $112,570,978)	112,571,004

	Total Investments, Before Securities Sold Short (cost $607,211,517)(f)	714,987,955

SECURITIES SOLD SHORT (1.2)%

Oil, Gas & Consumable Fuels (1.2)%
122,700	Tesoro Corp. (proceeds received $7,288,669)	(7,012,305)

	Total Investments, Net of Securities Sold Short(h) 117.1% (cost $599,922,848)	707,975,650

	Liabilities in excess of other assets (17.1%)	(103,286,404)

	Net Assets 100.0%	$604,689,246

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

RDU – Restricted Depository Unit

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $104,443,249; cash collateral of $109,063,822 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$611,474,856	$110,130,741	$6,617,642	$103,513,099

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

(g)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 44A securities are deemed to be liquid.
(h)	As of June 30, 2007, three securities representing $30,946,649 and 5.1% of the total net assets of the Portfolio were fair valued in accordance with the policies adopted by the Board of Directors.

The Prudential Investment Portfolios, Inc.

Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.8%
COMMON STOCKS 64.7%

Aerospace & Defense 1.9%
26,754	Boeing Co.	$2,572,665
15,400	Ceradyne, Inc.(a)(g)	1,138,984
21,100	Honeywell International, Inc.(g)	1,187,508
11,800	L-3 Communications Holdings, Inc.	1,149,202
30,029	Lockheed Martin Corp.	2,826,630
46,000	Northrop Grumman Corp.	3,582,019
8,500	Raytheon Co.	458,065
14,600	United Technologies Corp.	1,035,578

		13,950,651

Air Freight & Logistics
612	C.H. Robinson Worldwide, Inc.	32,142
2,644	FedEx Corp.	293,405
462	TNT NV (Netherlands)	20,860

		346,407

Airlines
3,768	Air France-KLM (France)	175,324
1,123	British Airways PLC (United Kingdom)(a)	9,393
14,454	Qantas Airways Ltd. (Australia)	68,623
8,000	Singapore Airlines Ltd. (Singapore)	98,252

		351,592

Auto Components 0.2%
4,500	Aisin Seiki Co. Ltd. (Japan)	165,563
8,500	Bridgestone Corp. (Japan)	182,254
517	Continental AG (Germany)	72,659
50,000	Gentex Corp.	984,499
1,400	Tokai Rika Co. Ltd. (Japan)	38,319
300	Toyota Boshoku Corp. (Japan)	7,602
200	Toyota Industries Corp. (Japan)	9,308
1,500	TRW Automotive Holdings Corp.(a)	55,245

		1,515,449

Automobiles 0.2%
3,996	Fiat SpA (Italy)	118,693
5,100	Harley-Davidson, Inc.	304,011
2,517	Peugeot SA (France)	202,771
85	Renault SA (France)	13,633
9,500	Toyota Motor Corp. (Japan)	601,827

624	Volkswagen AG (Germany)	99,236

		1,340,171

Beverages 1.2%
91,320	Coca-Cola Co. (The)(g)	4,776,949
1,520	Coca-Cola Hellenic Bottling Co. SA (Greece)	69,947
7,200	West Holdings Co. Ltd. (Japan)	167,537
798	InBev NV(Belgium)	63,206
27,500	Pepsi Bottling Group, Inc.	926,200
45,400	PepsiCo, Inc.	2,944,190

		8,948,029

Biotechnology 0.6%
42,459	Biogen Idec, Inc.(a)	2,271,557
2,851	CSL Ltd. (Australia)	212,703
21,800	OSI Pharmaceuticals, Inc.(a)(g)	789,378
12,800	United Therapeutics Corp.(a)(g)	816,128

		4,089,766

Building Products 0.1%
5,000	Asahi Glass Co. Ltd. (Japan)	67,574
867	Cie de Saint-Gobain (France)	97,124
143	Geberit AG (Switzerland)	24,365
24,400	Goodman Global, Inc.(a)	542,167
7,000	Sanwa Shutter Corp. (Japan)	40,593

		771,823

Capital Markets 2.6%
1,973	3i Group PLC (United Kingdom)	45,927
7,500	Bear Stearns Cos., Inc. (The)(g)	1,050,000
5,037	Credit Suisse Group (Switzerland)	357,582
1,300	D Carnegie AB (Sweden)	22,660
2,452	Deutsche Bank AG (Germany)	354,872
7,500	Franklin Resources, Inc.	993,525
23,315	Goldman Sachs Group, Inc.	5,053,526
24,400	Janus Capital Group, Inc.(g)	679,296
53,711	Lehman Brothers Holdings, Inc.	4,002,544
838	Macquarie Bank Ltd. (Australia)	60,389
40,277	Merrill Lynch & Co., Inc.	3,366,352
36,162	Morgan Stanley	3,033,269
600	Nomura Holdings, Inc. (Japan)	11,695
7,358	UBS AG (Switzerland)	440,040

		19,471,677

Chemicals 1.0%
700	Air Products and Chemicals, Inc.	56,259
1,945	BASF AG (Germany)	254,440
5,401	Celanese Corp.	209,451
2,000	Dainippon Ink & Chemicals, Inc. (Japan)	7,732
43,300	Dow Chemical Co. (The)	1,914,725
37,074	Lyondell Chemical Co.	1,376,187
23,000	Mitsubishi Chemical Holdings (Japan)	211,460

6,800	Monsanto Co.	459,272
18,800	Mosaic Co. (The)(a)	733,576
5,000	Nippon Shokubai Co. Ltd. (Japan)	44,467
11,600	PolyOne Corp.(a)	83,404
24,700	Rohm and Haas Co.	1,350,596
12,000	Teijin Ltd. (Japan)	65,689
7,000	Tosoh Corp. (Japan)	38,944
6,700	Yara International ASA (Norway)	200,907

		7,007,109

Commercial Banks 2.6%
1,316	Allied Irish Banks PLC (Ireland)	35,949
6,577	Australia And New Zealand Banking Group Ltd. (Australia)	161,648
15,641	Banco Bilbao Vizcaya Argentaria SA (Spain)	382,499
19,899	Banco BPI SA (Portugal)	176,982
8,225	Banco Comercial Portugues SA (Portugal)	45,966
2,961	Banco Espirito Santo SA (Portugal)	66,016
1,977	Banco Popolare di Verona e Nov (Italy)	56,844
882	Banco Popular Espanol SA (Spain)	16,414
20,220	Banco Santander Central Hispano SA (Spain)	371,684
16,570	Barclays PLC (United Kingdom)	230,537
32,300	BB&T Corp.	1,313,964
3,032	BNP Paribas (France)	360,152
18,200	Comerica, Inc.	1,082,354
2,801	Commerzbank AG (Germany)	133,596
1,642	Commonwealth Bank of Australia (Australia)	76,913
3,677	Credit Agricole SA (France)	149,205
4,780	Danske Bank A/S (Denmark)	195,465
5,098	Dexia SA (Belgium)	159,242
9,300	DnB NOR ASA (Norway)	119,623
11,165	HBOS PLC (United Kingdom)	219,608
23,128	HSBC Holdings PLC (United Kingdom)	423,485
3,000	Joyo Bank Ltd. (The) (Japan)	18,664
63,298	KeyCorp.	2,173,020
17,711	Lloyds TSB Group PLC (United Kingdom)	196,882
5	Mitsubishi UFJ Financial Group, Inc. (Japan)	55,228
2	Mizuho Financial Group, Inc. (Japan)	13,856
2,842	National Australia Bank Ltd. (Australia)	98,836
815	National Bank of Greece SA (Greece)	46,406
41,648	National City Corp.(g)	1,387,711
22,100	Oriental Financial Group (Puerto Rico)	241,111
14,700	Pacific Capital Bancorp NA(g)	396,606
1,733	PNC Financial Services Group, Inc.(g)	124,048
18,100	Popular, Inc. (Puerto Rico)(g)	290,867
35,690	Royal Bank of Scotland Group PLC (United Kingdom)	451,603
1	Sapporo Hokuyo Holdings, Inc. (Japan)	11,046
2,000	Shinsei Bank Ltd. (Japan)	8,089
4,600	Skandinaviska Enskilda Banken, Class A (Sweden)	148,105
833	Societe Generale (France)	154,337
2,900	Svenska Handelsbanken AB, Class A (Sweden)	81,094
300	Sydbank A/S (Denmark)	14,345
38,408	U.S. Bancorp.	1,265,544
37,937	UniCredito Italiano SpA (Italy)	338,838
3,200	UnionBanCal Corp.	191,040
42,100	Wachovia Corp.	2,157,625
99,175	Wells Fargo & Co.	3,487,984

5,355	Westpac Banking Corp. (Australia)	116,496

		19,247,527

Commercial Services & Supplies 1.1%
23,600	Avery Dennison Corp.	1,568,928
6,200	CBIZ, Inc.(a)	45,570
9,600	Cenveo, Inc.(a)	222,624
21,500	Diamond Management & Technology Consultants, Inc.	283,800
30,112	Downer EDI Ltd. (Australia)	187,894
1,066	Experian Group Ltd. (Ireland)	13,415
2,014	Hays PLC (United Kingdom)	6,880
19,300	Huron Consulting Group, Inc.(a)	1,409,093
22,000	IKON Office Solutions, Inc.	343,420
66,400	Labor Ready, Inc.(a)	1,534,504
3,746	Michael Page International PLC (United Kingdom)	39,355
2,300	R. R. Donnelley & Sons Co.	100,073
1,330	Randstad Holding NV (Netherlands)	105,268
43,200	Stericycle, Inc.(a)(g)	1,920,672
974	Vedior NV (Netherlands)	29,107
15,567	Waste Management, Inc.	607,891

		8,418,494

Communications Equipment 1.1%
188,666	Cisco Systems, Inc.(a)	5,254,348
17,200	Harris Corp.	938,260
1,700	Interdigital Communications Corp.(a)	54,689
8,983	Nokia Corp. (Finland)	252,290
39,800	QUALCOMM, Inc.	1,726,922
1,448	Telent PLC (United Kingdom)(a)	14,975
2,000	Uniden Corp. (Japan)	14,652

		8,256,136

Computers & Peripherals 2.5%
205,900	EMC Corp.(a)(g)	3,726,790
128,811	Hewlett-Packard Co.	5,747,547
67,741	International Business Machines Corp.	7,129,740
56,500	Intevac, Inc.(a)	1,201,190
8,815	Lexmark International, Inc.(a)(g)	434,668
528	Wincor Nixdorf AG (Germany)	48,144

		18,288,079

Construction & Engineering 0.2%
240	ACS Actividades Cons y Serv (Spain)	15,259
5,000	COMSYS Holdings Corp. (Japan)	57,949
32,900	Quanta Services, Inc.(a)(g)	1,009,043
2,398	Sacyr Vallehermoso SA(Spain)	115,043

		1,197,294

Construction Materials 0.6%
461	CRH PLC (Ireland)	22,782
19,300	Eagle Materials, Inc.	946,665
2,264	Fletcher Building Ltd. (New Zealand)	21,555

21,300	Headwaters, Inc.(a)(g)	367,851
2,094	Holcim Ltd., Class B (Switzerland)	226,147
1,386	Lafarge SA (France)	252,603
20,300	Vulcan Materials Co.	2,325,161

		4,162,764

Consumer Finance 0.2%
53,900	First Cash Financial Services, Inc.(a)	1,263,416
480	ORIX Corp. (Japan)	126,506

		1,389,922

Distributors 0.1%
6,000	Jardine Cycle & Carriage Ltd. (Singapore)	61,538
6,200	Keystone Automotive Industries, Inc.(a)	256,494
65,868	Pacific Brands Ltd. (Australia)	192,659

		510,691

Diversified Consumer Services 0.2%
6,100	ITT Educational Services, Inc.(a)	716,018
12,300	Jackson Hewitt Tax Service, Inc.	345,753
29,000	Universal Technical Institute, Inc.(a)(g)	736,310

		1,798,081

Diversified Financial Services 3.4%
165,403	Bank of America Corp.	8,086,552
18,502	Challenger Financial Services Group Ltd. (Australia)	91,450
29,300	CIT Group, Inc.	1,606,519
131,457	Citigroup, Inc.	6,742,430
166	Deutsche Boerse AG (Germany)	18,638
6,882	Fortis Group (Belgium)	291,686
7,469	ING Groep NV (Netherlands)	328,739
115,030	JPMorgan Chase & Co.	5,573,204
24,200	KKR Financial Holdings LLC	602,822
22,000	Moody’s Corp.	1,368,400
3,238	OKO Bank PLC (Finland)	59,999

		24,770,439

Diversified Telecommunication Services 1.7%
160,410	AT&T, Inc.	6,657,014
4,700	Atlantic Tele-Network, Inc.	134,608
3,794	Belgacom SA (Belgium)	167,917
17,417	BT Group PLC (United Kingdom)	115,920
13,057	CenturyTel, Inc.	640,446
5,496	France Telecom SA (France)	150,736
16	Nippon Telegraph & Telephone Corp. (NTT) (Japan)	71,082
493	Swisscom AG (Switzwerland)	168,547
54,438	Telecom Corp. of New Zealand Ltd. (New Zealand)	192,624
44,558	Telecom Italia SpA (Italy)	98,751
7,122	Telefonica SA (Spain)	158,494
4,500	TeliaSonera AB (Sweden)	33,013
99,950	Verizon Communications, Inc.	4,114,942

		12,704,094

Electric Utilities 0.8%
5,500	Allete, Inc.(g)	258,775
55,400	American Electric Power Co., Inc.	2,495,216
7,500	CLP Holdings Ltd. (Hong Kong)	50,309
8,804	Contact Energy Ltd. (New Zealand)	61,151
4,100	Duke Energy Corp.	75,030
2,515	E.On AG (Germany)	419,911
13,400	El Paso Electric Co.(a)	329,104
9,580	Enel SpA (Italy)	102,976
6,900	Empire District Electric Co. (The)	154,353
18,438	Energias de Portugal SA (Portugal)	101,955
3,800	Exelon Corp.	275,880
9,200	FirstEnergy Corp.	595,516
4,300	Hokkaido Electric Power Co., Inc. (Japan)	93,421
1,500	Pinnacle West Capital Corp.	59,775
1,600	Progress Energy, Inc.	72,944
8,900	Southern Co.(g)	305,181
7,700	Tokyo Electric Power Co., Inc. (The) (Japan)	247,651
4,400	Westar Energy, Inc.	106,832

		5,805,980

Electrical Equipment 0.8%
5,782	ABB Ltd. (Switzerland)	130,371
24,902	Acuity Brands, Inc.(g)	1,501,093
290	Alstom (France)	48,358
39,200	Emerson Electric Co.	1,834,561
4,200	Genlyte Group, Inc.(a)(g)	329,868
580	Renewable Energy Corp. AS (Norway)(a)	22,462
11,900	Rockwell Automation, Inc.	826,336
1,747	Schneider Electric SA (France)	244,769
22,300	Thomas & Betts Corp.(a)	1,293,400

		6,231,218

Electronic Equipment & Instruments 0.6%
72,900	Agilent Technologies, Inc.(a)	2,802,276
900	Kyocera Corp. (Japan)	96,049
42,100	L-1 Identity Solutions, Inc.(a)(g)	860,945
5,400	Littelfuse, Inc.(a)	182,358
2,076	Mettler Toledo International, Inc. (Switzerland)(a)	198,279
2,700	SYNNEX Corp.(a)	55,647
1,000	Taiyo Yuden Co. Ltd. (Japan)	23,188
2,200	TDK Corp. (Japan)	212,987
1,000	Venture Corp. Ltd. (Singapore)	10,256

		4,441,985

Energy Equipment & Services 1.2%
39,200	Dresser-Rand Group Inc.(a)	1,548,400
11,600	FMC Technologies, Inc.(a)	918,952
143	Fugro NV (Netherlands)	9,059
73,163	Halliburton Co.(g)	2,524,123

31,900	Hornbeck Offshore Services, Inc.(a)	1,236,444
14,000	Noble Corp.	1,365,280
12,100	Transocean, Inc.(a)	1,282,358
7,126	WorleyParsons Ltd. (Australia)	205,409

		9,090,025

Food & Staples Retailing 1.1%
600	Axfood AB (Sweden)	21,221
1,428	Casino Guichard Perrachon SA (France)	144,394
13,831	J Sainsbury PLC (United Kingdom)	161,680
69,998	Kroger Co. (The)	1,969,044
62,878	Safeway, Inc.	2,139,738
74,500	Wal-Mart Stores, Inc.	3,584,196
6,335	Woolworths Ltd. (Australia)	145,012

		8,165,285

Food Products 1.1%
41,900	Archer-Daniels-Midland Co.	1,386,471
11,856	Campbell Soup Co.	460,131
105,634	ConAgra Foods, Inc.	2,837,330
450	East Asiatic Co. Ltd. A/S (Denmark)	24,749
5,512	Ebro Puleva SA (Spain)	118,493
8,213	Futuris Corp. Ltd. (Australia)	19,357
33,300	General Mills, Inc.	1,945,386
62,009	Goodman Fielder Ltd. (Australia)	127,748
1,600	H.J. Heinz Co.	75,952
4,500	Hormel Foods Corp.	168,075
558	Nestle SA, Class B (Switzerland)	212,025
1,700	Pilgrim’s Pride Corp.	64,889
5,300	Sanderson Farms, Inc.	238,606
8,121	Suedzucker AG (Germany)	180,077
1,000	Toyo Suisan Kaisha Ltd. (Japan)	18,030
5,912	Unilever NV (Netherlands)	183,472
2,790	Unilever PLC (United Kingdom)	90,089

		8,150,880

Gas Utilities 0.2%
10,200	AGL Resources, Inc.	412,896
1,300	Atmos Energy Corp.	39,078
8,700	Energen Corp.	477,978
1,114	Gas Natural SDG SA (Spain)	67,682
3,200	Southwest Gas Corp.	108,192

		1,105,826

Health Care Equipment & Supplies 1.1%
1,800	Analogic Corp.	132,318
4,285	Baxter International, Inc.	241,417
49,123	Becton, Dickinson & Co.	3,659,663
36,000	Haemonetics Corp.(a)	1,893,960
19,900	ICU Medical, Inc.(a)	854,506
6,900	Integra LifeSciences Holdings Corp.(a)(g)	340,998

811	Kinetic Concepts, Inc.(a)	42,148
485	Phonak Holding AG (Switzerland)	43,475
7,400	PolyMedica Corp.(g)	302,290
12,200	STERIS Corp.	373,320
100	William Demant Holding (Denmark)(a)	9,904

		7,893,999

Health Care Providers & Services 1.8%
64,600	Aetna, Inc.	3,191,240
1,400	Cardinal Health, Inc.	98,896
6,200	Chemed Corp.	410,998
41,400	CIGNA Corp.	2,161,908
1,164	Fresenius Medical Care AG & Co. KGAA (Germany)	53,501
1,303	Healthspring, Inc.(a)	24,835
12,042	Humana, Inc.(a)	733,478
11,000	LCA-Vision, Inc.(g)	519,860
79,880	UnitedHealth Group, Inc.	4,085,063
2,519	Wellcare Health Plans, Inc.(a)	227,995
25,900	WellPoint, Inc.(a)	2,067,597

		13,575,371

Hotels, Restaurants & Leisure 1.3%
78,900	Brinker International, Inc.	2,309,403
22,800	Darden Restaurants, Inc.	1,002,972
2,307	Enterprise Inns PLC (United Kingdom)	31,788
1,506	Lottomatica SpA (Italy)	59,751
50,168	McDonald’s Corp.	2,546,528
10,400	Papa John’s International, Inc.(a)	299,104
2,400	Wyndham Worldwide Corp.(a)	87,024
90,200	Yum! Brands, Inc.	2,951,343

		9,287,913

Household Durables 0.2%
5,959	Barratt Developments PLC (United Kingdom)	118,121
4,015	Bellway PLC (United Kingdom)	101,079
4,400	Black & Decker Corp.	388,565
2,678	Bovis Homes Group PLC (United Kingdom)	47,788
1,200	Daito Trust Construction Co. Ltd. (Japan)	57,210
2,600	Ethan Allen Interiors, Inc.(g)	89,050
13,832	George Wimpey PLC (United Kingdom)	138,459
7,000	Matsushita Electric Industrial Co. Ltd. (Japan)	139,005
14,000	Sekisui Chemical Co. Ltd. (Japan)	108,361
2,100	Sony Corp. (Japan)	107,963

		1,295,601

Household Products 1.0%
7,367	Colgate-Palmolive Co.	477,750
41,200	Kimberly-Clark Corp.	2,755,868
57,275	Procter & Gamble Co.	3,504,657
4,658	Reckitt Benckiser PLC (United Kingdom)	255,005

		6,993,280

Independent Power Producers & Energy Traders 0.6%
18,800	Constellation Energy Group, Inc.	1,638,796
58,200	NRG Energy, Inc.(a)(g)	2,419,374

		4,058,170

Industrial Conglomerates 1.4%
6,200	3M Co.	538,098
10,500	Carlisle & Cos., Inc.	488,355
233,350	General Electric Co.	8,932,638
12,750	Orkla ASA, Class A (Norway)	240,400
993	Siemens AG (Germany)	142,199

		10,341,690

Insurance 2.9%
16,100	ACE Ltd. (Bermuda)	1,006,572
11,491	Aegon NV (Netherlands)	226,166
1,872	Allianz SE (Germany)	436,545
49,800	Allstate Corp. (The)	3,063,199
12,329	American Financial Group, Inc.	421,035
37,459	American International Group, Inc.	2,623,254
6,893	Arch Capital Group Ltd. (Bermuda)(a)	500,018
6,720	Aspen Insurance Holdings Ltd. (Bermuda)	188,630
6,530	Aviva PLC (United Kingdom)	96,936
6,692	AXA SA (France)	287,660
15,851	Axis Capital Holdings Ltd. (Bermuda)	644,343
14,100	Chubb Corp. (The)	763,374
134	CNP Assurances (France)	17,122
14,941	Endurance Specialty Holdings Ltd. (Bermuda)	598,238
12,100	First Mercury Financial Corp.(a)	253,737
22,700	Genworth Financial, Inc., Class A	780,880
1,600	Harleysville Group, Inc.	53,376
55,446	Legal & General Group PLC (United Kingdom)	166,341
30,100	MBIA, Inc.	1,872,822
1,005	Muenchener Rueckversicherungs AG (Germany)	184,308
9,769	Old Mutual PLC (United Kingdom)	32,919
1,420	Philadelphia Consolidated Holding Co.(a)	59,356
36,378	Royal & Sun Alliance Insurance Group (United Kingdom)	105,833
14,500	SAFECO Corp.(g)	902,770
704	SCOR (France)	19,110
400	SeaBright Insurance Holdings, Inc.(a)	6,992
20	Swiss Life Holding (Switzerland)	5,273
2,370	Swiss Reinsurance (Switzerland)	216,144
61,000	Travelers Cos., Inc. (The)	3,263,501
8,405	W.R. Berkley Corp.	273,499
20,100	XL Capital Ltd., Class A (Bermuda)	1,694,229
722	Zurich Financial Services AG (Switzerland)	223,192

		20,987,374

Internet & Catalog Retail 0.2%
20,700	1-800-FLOWERS.COM, Inc.(a)	195,201
5,800	GSI Commerce, Inc.(a)(g)	131,718
11,712	Home Retail Group PLC (United Kingdom)	107,390
36,100	IAC/InterActiveCorp.(a)	1,249,421

		1,683,730

Internet Software & Services 0.5%
18,600	Ariba, Inc.(a)	184,326
99,363	eBay, Inc.(a)	3,197,501
10,700	Interwoven, Inc.(a)	150,228

		3,532,055

IT Services 0.9%
22,766	Accenture Ltd., Class A (Bermuda)	976,434
2,000	DST Systems, Inc.(a)	158,420
62,401	Electronic Data Systems Corp.	1,730,380
46,400	Fiserv, Inc.(a)	2,635,520
30	NTT Data Corp. (Japan)	142,538
39,400	SYKES Enterprises, Inc.(a)	748,206

		6,391,498

Leisure Equipment & Products 0.2%
4,300	FUJIFILM Holdings Corp. (Japan)	192,430
20,012	Hasbro, Inc.	628,578
16,012	Mattel, Inc.	404,944
3,000	Nikon Corp. (Japan)	83,817
2,800	Yamaha Corp. (Japan)	58,217

		1,367,986

Life Sciences Tools & Services 0.8%
16,720	Applera Corp.—Applied Biosystems Group	510,629
46,400	Charles River Laboratories International, Inc.(a)	2,395,168
2,700	Covance, Inc.(a)	185,112
4,200	Dionex Corp.(a)(g)	298,158
7,100	Invitrogen Corp.(a)	523,625
15,500	Ventana Medical Systems, Inc.(a)(g)	1,197,685
8,700	Waters Corp.(a)	516,432

		5,626,809

Machinery 1.5%
7,000	Amada Co. Ltd. (Japan)	87,610
9,614	Charter PLC (United Kingdom)(a)	212,144
1,800	Daifuku Co. Ltd. (Japan)	24,867
2,900	Deere & Co.	350,146
22,400	Dover Corp.	1,145,760
15,900	Eaton Corp.	1,478,700
61,500	Gardner Denver, Inc.(a)	2,616,826
600	Glory Ltd. (Japan)	13,157
1,800	Hitachi Construction Machinery Co. Ltd. (Japan)	62,717
29,900	Illinois Tool Works, Inc.	1,620,281
1,900	ITT Corp.(g)	129,732
10,000	Komatsu Ltd. (Japan)	290,761
4,000	Komori Corp. (Japan)	93,888
554	MAN AG (Germany)	79,089
1,200	Mueller Industries, Inc.	41,328
1,000	NSK Ltd. (Japan)	10,363
27,500	Parker Hannifin Corp.	2,692,526

2,183	Sandvik AB (Sweden)	43,995
985	Scania AB (Sweden)	24,024
3,000	Sumitomo Heavy Industries Ltd. (Japan)	34,039
1,600	Trelleborg AB, Class B (Sweden)	44,029
1,800	Trinity Industries, Inc.	78,372
2,000	Volvo AB, Class A (Sweden)	39,765

		11,214,119

Marine 0.1%
5,000	Kawasaki Kisen Kaisha Ltd. (Japan)	61,198
18,000	Mitsui O.S.K. Lines Ltd. (Japan)	244,727
19,000	Neptune Orient Lines Ltd. (Singapore)	65,785
4,000	Nippon Yusen KK (Japan)	36,743

		408,453

Media 2.0%
3,600	Arbitron, Inc.	185,508
61,950	CBS Corp., Class B	2,064,174
10,265	Citadel Broadcasting Corp.(g)	66,209
1,418	Daily Mail & General Trust (United Kingdom)	21,684
133,675	Disney (Walt) Co.	4,563,665
3,000	Gannett Co., Inc.	164,850
902	Gestevision Telecinco SA (Spain)	25,520
895	Lagardere SCA (France)	77,622
37,300	Lamar Advertising Co.(a)	2,340,948
3,900	Lee Enterprises, Inc.	81,354
48	Liberty Media Holding—Capital, Ser. A(a)	5,649
2,100	Marvel Entertainment, Inc.(a)	53,508
11,061	McGraw-Hill Cos., Inc. (The)	753,033
1,228	Omnicom Group, Inc.(g)	64,986
6,000	Singapore Press Holdings Ltd. (Singapore)	18,187
64,100	Time Warner, Inc.	1,348,664
1,966	Trinity Mirror PLC (United Kingdom)	20,725
53,900	Viacom Inc., Class B(a)	2,243,857
6,941	Vivendi Universal SA (France)	298,586
1,800	Yell Group PLC (United Kingdom)	16,627

		14,415,356

Metals & Mining 0.7%
54,000	Alcoa, Inc.	2,188,619
4,248	Anglo American PLC (United Kingdom)	249,408
2,696	Arcelor Mittal (Netherlands)	168,506
958	BHP Billiton Ltd. (Australia)	28,451
7,509	Billiton PLC (United Kingdom)	208,591
109,400	Hecla Mining Co.(a)	934,276
17,000	Nippon Steel Corp. (Japan)	119,846
2,807	Nucor Corp.	164,631
3,600	Outokumpu Oyj, Class A (Finland)	121,082
1,700	Rautaruukki Oyj (Finland)	108,599
1,963	Rio Tinto PLC (United Kingdom)	150,177
970	Salzgitter AG (Germany)	185,901
400	Ssab Svenskt Stal AB (Sweden)	16,346
36,000	Sumitomo Metal Industries Ltd. (Japan)	212,272
5,000	Sumitomo Metal Mining Co. Ltd. (Japan)	108,629

4,123	ThyssenKrupp AG (Germany)	244,012
679	Xstrata PLC (Switzerland)	40,423

		5,249,769

Multiline Retail 0.8%
33,900	J.C. Penney Co., Inc.	2,453,682
48,265	Kohl’s Corp.(a)	3,428,264
7,466	Marks & Spencer Group (United Kingdom)	93,766
274	Next PLC (United Kingdom)	11,000
133	PPR (France)	23,200

		6,009,912

Multi-Utilities 0.6%
31,324	Centrica PLC (United Kingdom)	243,365
50,700	Consolidated Edison, Inc.(g)	2,287,584
4,300	Energy East Corp.	112,187
14,499	National Grid PLC (United Kingdom)	213,937
24,300	NiSource, Inc.	503,253
11,800	Sempra Energy	698,914

		4,059,240

Office Electronics 0.3%
3,600	Canon, Inc. (Japan)	211,395
8,000	Ricoh Co. Ltd. (Japan)	185,178
95,100	Xerox Corp.(a)	1,757,448

		2,154,021

Oil, Gas & Consumable Fuels 5.2%
38,160	BP PLC (United Kingdom)	459,153
57,500	Chesapeake Energy Corp.	1,989,500
100,292	Chevron Corp.	8,448,597
41,900	Cimarex Energy Co.(g)	1,651,279
29,200	ConocoPhillips	2,292,200
11,700	Devon Energy Corp.	915,993
7,762	ENI SpA (Italy)	281,430
178,854	Exxon Mobil Corp.	15,002,273
39,856	Marathon Oil Corp.(g)	2,389,766
2,746	Neste Oil Oyj (Finland)	107,606
3,000	Nippon Mining Holdings, Inc. (Japan)	28,800
24,000	Nippon Oil Corp. (Japan)	223,383
19,200	Noble Energy, Inc.	1,197,888
6,600	Occidental Petroleum Corp.	382,008
2,400	Petroleum Development Corp.(a)	113,952
1,318	Repsol YPF SA (Spain)	52,178
11,120	Royal Dutch Shell PLC (Netherlands)	452,706
9,188	Royal Dutch Shell PLC, Class B (Netherlands)	383,011
31,000	Singapore Petroleum Co. Ltd. (Singapore)	116,446
10,100	Sunoco, Inc.	804,768
6,996	Tesoro Petroleum Corp.	399,821
7,000	Total SA (France)	567,548

		38,260,306

Paper & Forest Products
6,700	Svenska Cellulosa AB, Class B (Sweden)	112,044

Personal Products 0.1%
5,897	NBTY, Inc.(a)(g)	254,750
2,800	Oriflame Cosmetics SA (Luxembourg)	131,440

		386,190

Pharmaceuticals 3.6%
12,900	Abbott Laboratories	690,795
33,600	Allergan, Inc.(g)	1,936,704
6,699	AstraZeneca PLC (United Kingdom)	359,005
38,500	Eli Lilly & Co.	2,151,380
15,440	GlaxoSmithKline PLC (United Kingdom)	402,212
81,300	Johnson & Johnson	5,009,706
52,200	King Pharmaceuticals, Inc.(a)	1,068,012
1,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	9,446
81,093	Merck & Co., Inc.	4,038,431
9,800	MGI Pharma, Inc.(a)(g)	219,226
2,312	Novartis AG (Switzerland)	129,797
4,369	Orion Oyj (Finland)	109,339
291,668	Pfizer, Inc.	7,457,951
1,591	Roche Holding AG (Switzerland)	281,904
3,116	Sanofi-Aventis (France)	251,733
700	Takeda Pharmaceutical Co. Ltd. (Japan)	45,255
45,500	Wyeth	2,608,970

		26,769,866

Real Estate Investment Trusts 1.0%
2,400	Annaly Capital Management, Inc.	34,608
35,500	Anthracite Capital, Inc.	415,350
5,700	Arbor Realty Trust, Inc.	147,117
29,600	Ashford Hospitality Trust, Inc.	348,096
1,695	British Land Co. PLC (United Kingdom)	45,357
900	Capital Lease Funding, Inc.	9,675
28,300	CBRE Realty Finance, Inc.	336,487
12,600	FelCor Lodging Trust, Inc.	327,978
6,400	First Industrial Realty Trust, Inc.(g)	248,064
4,300	General Growth Properties, Inc.	227,685
1,700	Gramercy Capital Corp.	46,818
333	Hammerson PLC (United Kingdom)	9,536
10,800	Hospitality Properties Trust	448,092
88,166	ING Industrial Fund (Australia)	174,909
5,300	Inland Real Estate Corp.	89,994
27,900	JER Investors Trust, Inc.(g)	418,500
661	Land Securities Group PLC (United Kingdom)	23,020
30,300	Lexington Realty Trust(g)	630,240
7,754	Mirvac Group (Australia)	37,471
51,900	Newcastle Investment Corp.	1,301,133
2,700	Resource Capital Corp.	37,746
77,300	Thornburg Mortgage, Inc.(g)	2,023,714

		7,381,590

Real Estate Management & Development 0.2%
37,600	Affordable Residential Communities LP(a)(g)	444,432
9,000	Cheung Kong Holdings Ltd. (Hong Kong)	117,864
1,400	Immoeast AG (Austria)(a)	19,756
7,200	Jones Lang LaSalle, Inc.	817,200
1,026	Meinl European Land Ltd. (Australia)(a)	29,408
7,000	Swire Pacific Ltd. (Hong Kong)	77,796
4,000	Tokyo Tatemono Co. Ltd. (Japan)	49,933
20,000	Wharf Holdings Ltd. (Hong Kong)	79,931
632	Wihlborgs Fastigheter AB (Sweden)	11,148

		1,647,468

Road & Rail 0.1%
699	Asciano Group (Australia)(a)	6,003
10,200	Ryder System, Inc.(g)	548,760
16,900	Saia, Inc.(a)	460,694
4,000	Seino Holdings Corp. (Japan)	37,913

		1,053,370

Semiconductors & Semiconductor Equipment 1.9%
3,600	Advanced Energy Industries, Inc.(a)	81,576
6,200	Altera Corp.	137,206
19,552	Amkor Technology, Inc.(a)	307,944
57,086	Applied Materials, Inc.(g)	1,134,299
2,466	ASML Holding NV (Netherlands)(a)	67,754
40,100	Exar Corp.(a)	537,340
47,600	Intel Corp.	1,130,976
2,800	International Rectifier Corp.(a)	104,328
45,500	KLA-Tencor Corp.(g)	2,500,226
42,895	Lam Research Corp.(a)(g)	2,204,803
72,800	Silicon Image, Inc.(a)	624,624
3,200	Sumco Corp. (Japan)	160,877
51,900	Texas Instruments, Inc.	1,952,997
2,500	Tokyo Electron Ltd. (Japan)	184,365
37,084	Varian Semiconductor Equipment Associates, Inc.(a)	1,485,585
37,200	Xilinx, Inc.	995,844
31,800	Zoran Corp.(a)	637,272

		14,248,016

Software 2.3%
8,100	Ansoft Corp.(a)	238,869
15,250	BMC Software, Inc.(a)	462,075
238	Business Objects SA (France)(a)	9,297
42,900	Cadence Design System, Inc.(a)	942,084
2,200	Factset Research Systems, Inc.	150,370
40,600	Intuit, Inc.(a)	1,221,248
268,213	Microsoft Corp.	7,904,237
14,200	MicroStrategy, Inc., Class A(a)(g)	1,341,758
300	Nintendo Co. Ltd. (Japan)	109,888
154,900	Oracle Corp.(a)	3,053,079
10,700	SPSS, Inc.(a)	472,298
19,500	Symantec Corp.(a)	393,900
32,300	Synopsys, Inc.(a)	853,689

		17,152,792

Specialty Retail 1.7%
53,300	Aeropostale, Inc.(a)	2,221,543
68,395	American Eagle Outfitters, Inc.	1,755,016
38,600	AnnTaylor Stores Corp.(a)	1,367,212
16,000	Asbury Automotive Group, Inc.	399,200
900	Autobacs Seven Co. Ltd. (Japan)	28,142
2,917	AutoZone, Inc.(a)	398,521
43,905	Gymboree Corp.(a)	1,730,296
1,300	Hennes & Mauritz AB (H&M), Class B (Sweden)	76,864
26,700	Home Depot, Inc.	1,050,645
20,700	J Crew Group, Inc.(a)(g)	1,119,663
16,100	Midas, Inc.(a)(g)	364,987
22,497	Office Depot, Inc.(a)	681,659
30,300	Select Comfort Corp.(a)(g)	491,466
18,000	Sherwin-Williams Co. (The)	1,196,460

		12,881,674

Textiles, Apparel & Luxury Goods 0.2%
3,800	Coach, Inc.(a)	180,082
17,200	Jones Apparel Group, Inc.	485,900
12,100	Kellwood Co.	340,252
5,000	Nisshinbo Industries, Inc. (Japan)	69,929
8,000	Onward Kashiyama Co. Ltd. (Japan)	102,205
795	Swatch Group AG (Switzerland)	44,965
200	Unifirst Corp.	8,810
3,000	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	9,304

		1,241,447

Thrifts & Mortgage Finance 0.4%
24,300	Centerline Holding Co.	437,400
14,848	Countrywide Financial Corp.(g)	539,725
18,000	Franklin Bank Corp(a)(g)	268,200
17,100	Freddie Mac(g)	1,037,970
1,200	Triad Guaranty, Inc.(a)(g)	47,916
20,417	Washington Mutual, Inc.(g)	870,581

		3,201,792

Tobacco 0.8%
36,400	Altria Group, Inc.	2,553,096
2,964	British American Tobacco (United Kingdom)	101,089
5,566	Imperial Tobacco Group (United Kingdom)	256,626
40,800	Reynolds American, Inc.(g)	2,660,159

		5,570,970

Trading Companies & Distributors 0.6%
15,600	Applied Industrial Technologies, Inc.	460,200
19,000	Itochu Corp. (Japan)	220,361
13,000	Marubeni Corp. (Japan)	107,168
2,900	Mitsubishi Corp. (Japan)	76,077
6,000	Mitsui & Co. Ltd. (Japan)	119,635
32,600	MSC Industrial Direct Co.(g)	1,793,000
6,400	Sumitomo Corp. (Japan)	116,954
15,000	W.W. Grainger, Inc.	1,395,750

		4,289,145

Transportation Infrastructure
14,000	Hopewell Holdings (Hong Kong)	57,116
5,000	Kamigumi Co. Ltd. (Japan)	43,371
60,895	Macquarie Infrastructure Group (Australia)	185,856

		286,343

Wireless Telecommunication Services 0.4%
1,370	Cosmote Mobile Telecommunications SA (Greece)	42,266
117,100	Sprint Nextel Corp.(g)	2,425,140
1,254	Telephone & Data Systems, Inc.	78,463
3,300	USA Mobility, Inc.(a)	88,308
171,345	Vodafone Group PLC (United Kingdom)	574,145

		3,208,322

	Total common stocks (cost $383,722,437)	475,765,075

PREFERRED STOCK
Automobiles
125	Porsche AG (Germany) (cost $160,684)	223,100

Moody’s Rating	Principal Amount (000)
CORPORATE BONDS 8.0%
Aerospace/Defense 0.2%
		BAE Systems Holdings, Inc., Notes, 144A,
Baa2	$370	4.75%, 8/15/10	361,803
		Boeing Capital Corp., Sr. Notes,
A2	190	6.10%, 3/01/11(g)	194,126
		Goodrich Corp., Notes,
Baa2	272	6.80%, 7/01/36	281,497
		Lockheed Martin Corp., Notes,
Baa1	86	6.15%, 9/01/36	85,760
		Northrop Grumman Corp., Gtd. Notes,
Baa1	500	7.125%, 2/15/11	524,455
		Raytheon Co., Notes,
Baa1	29	4.50%, 11/15/07	28,898
		Raytheon Co., Sr. Notes,
Baa1	140	5.50%, 11/15/12	139,462

			1,616,001

Airlines 0.1%
		American Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
Ba1	560	6.817%, 5/23/11	558,599
		Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
Baa2	45	6.703%, 6/15/21	45,126

		Southwest Airlines Co., Notes,
Baa1	200	6.50%, 3/01/12	204,967

			808,692

Automotive
		Daimler Chrysler Co. LLC, Gtd. Notes
Baa1	105	12.375%, 5/01/20	171,442
		Johnson Controls, Inc., Sr. Notes,
Baa1	55	5.50%, 1/15/16	53,255

			224,697

Banking 0.8%
		Banco Bradesco (Cayman Islands), Notes,
A2	430	8.75%, 10/24/13	484,825
		Bank of America Corp., Sub. Notes,
Aa2	355	5.75%, 8/15/16	350,269
		Bank of America NA, Sub. Notes,
Aa1	375	5.30%, 3/15/17	358,082
Aa1	60	6.00%, 10/15/36(g)	57,911
		Bank One Corp., Sub. Notes,
Aa3	400	7.875%, 8/01/10	427,118
		Citigroup, Inc., Sub. Notes,
Aa2	400	5.625%, 8/27/12	400,085
Aa2	82	5.00%, 9/15/14	78,003
Aa2	165	6.125%, 8/25/36	162,016
		Depfa ACS Bank (Ireland), 144A,
Aaa	290	5.125%, 3/16/37	265,730
		ICICI Bank Ltd. (Singapore), Notes, 144A,
Baa2	380	5.75%, 11/16/10	377,796
		ICICI Bank Ltd. (India), Bonds, 144A,
Baa2	495	5.895%, 1/12/10(h)	495,826
		J.P. Morgan Chase & Co., Notes,
Aa2	190	4.60%, 1/17/11	184,712
		J.P. Morgan Chase Capital XVIII, Bonds, Ser. R,
Aa3	150	6.95%, 8/17/36	151,619
		Mizuho Finance Group (Cayman Islands), Bank Gtd. Notes, 144A,
Aa3	160	5.79%, 4/15/14	159,738
		MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes,
A2	150	6.346%, 7/29/49(h)	146,763
		Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes,
Aa2	140	7.625%, 9/14/10	148,974
		SMFG Preferred Capital I Ltd. (Cayman Islands), Bonds, 144A,
A2	625	6.078%, 12/25/49(h)	601,257
		Wachovia Bank NA., Sub. Notes,
Aa2	450	7.80%, 8/18/10	477,667
		Wells Fargo & Co., Sr. Unsec. Notes,
Aa1	140	4.625%, 8/09/10	136,902

		Wells Fargo Bank NA, Sub. Notes,
Aa1	295	4.75%, 2/09/15	276,628

			5,741,921

Brokerage 0.4%
		Bear Stearns Cos., Inc. (The), Unsec. Notes,
A1	100	5.30%, 10/30/15	94,768
		Bear Stearns Cos., Inc. (The), Sr. Notes,
A1	195	5.35%, 2/01/12(g)	191,347
		Goldman Sachs Group, Inc., Notes,
Aa3	5	5.125%, 1/15/15	4,751
		Goldman Sachs Group, Inc., Sub. Notes,
A1	170	5.625%, 1/15/17	162,930
A1	385	6.45%, 5/01/36	378,037
		Lehman Brothers Holdings, Inc., Sr. Notes,
A1	345	5.25%, 2/06/12(g)	339,111
		Merrill Lynch & Co., Inc., Notes,
Aa3	60	4.79%, 8/04/10	58,795
		Merrill Lynch & Co., Inc., Notes, MTN,
Aa3	340	4.25%, 2/08/10	330,591
Aa3	170	5.77%, 7/25/11(g)	171,612
Aa3	125	5.00%, 1/15/15	118,382
		Morgan Stanley, Notes,
Aa3	50	4.00%, 1/15/10	48,271
Aa3	150	4.25%, 5/15/10	145,216
Aa3	25	5.30%, 3/01/13	24,504
Aa3	220	5.45%, 1/09/17	208,305
Aa3	100	5.55%, 4/27/17, MTN	95,941
		Morgan Stanley, Sr. Unsec. Notes, MTN,
Aa3	460	5.75%, 10/18/16	449,379
		Morgan Stanley, Sub. Notes,
A1	140	4.75%, 4/01/14	130,737

			2,952,677

Building Materials & Construction 0.2%
		American Standard, Inc., Gtd. Notes,
Baa3	160	7.625%, 2/15/10	167,371
		Centex Corp., Sr. Unsec. Notes,
Baa2	75	6.50%, 5/01/16	72,125
		Hanson PLC (United Kingdom), Sr. Unsub. Notes,
Baa1	170	7.875%, 9/27/10	181,460
		K Hovnanian Enterprises, Inc., Gtd. Notes,
Ba3	840	10.50%, 10/01/07	847,349
		Lafarge SA (France), Notes,
Baa2	200	6.15%, 7/15/11	203,338
		Pulte Homes, Inc., Sr. Notes,
Baa3	5	5.25%, 1/15/14	4,576
		Ryland Group, Inc., (The) Sr. Notes,
Baa3	90	5.375%, 6/01/08	89,787

			1,566,006

Cable 0.3%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa2	55	9.455%, 11/15/22	69,803
		Comcast Corp., Bonds,
Baa2	25	5.65%, 6/15/35	21,750
		Comcast Corp., Gtd. Notes,
Baa2	195	6.45%, 3/15/37	187,926
		Comcast Corp., Sr. Unsec. Notes,
Baa2	85	6.50%, 11/15/35	82,395
		Cox Communications, Inc., Notes,
Baa3	270	7.875%, 8/15/09	282,196
Baa3	185	6.75%, 3/15/11	191,451
		CSC Holdings, Inc., Sr. Notes,
B2	385	7.875%, 12/15/07	387,406
		Time Warner Cable, Inc., Sr. Unsec. Notes, 144A,
Baa2	590	5.40%, 7/02/12	579,394
Baa2	15	5.85%, 5/01/17	14,590
Baa2	220	6.55%, 5/01/37	212,632

			2,029,543

Capital Goods 0.3%
		Caterpillar Financial Services Corp., Notes, MTN,
A2	50	5.50%, 3/15/16	49,060
		Caterpillar, Inc., Debs.,
A2	400	7.25%, 9/15/09	415,041
		DP World Ltd., Bonds, 144A,
A1	390	6.85%, 7/02/37	390,585
		Erac USA Finance Co., Gtd. Notes, 144A,
Baa2	400	7.35%, 6/15/08	405,474
		FedEx Corp., Gtd. Notes,
Baa2	75	7.25%, 2/15/11	78,863
		Honeywell International, Inc., Bonds,
A2	215	6.125%, 11/01/11	220,004
		Honeywell International, Inc., Sr. Notes,
A2	35	5.70%, 3/15/37	32,235
		John Deere Capital Corp., Sr. Notes,
A2	140	4.50%, 8/25/08	138,461
		United Technologies Corp., Debs.,
A2	90	8.875%, 11/15/19	112,098
		United Technologies Corp., Notes,
A2	165	6.35%, 3/01/11	169,787
		United Technologies Corp., Sr. Notes,
A2	90	6.05%, 6/01/36	89,145

			2,100,753

Chemicals 0.1%
		Dow Chemical Co. (The), Debs.,
A3	60	5.97%, 1/15/09	60,261

		Dow Chemical Co. (The), Notes,
A3	135	6.125%, 2/01/11	136,878
		Equistar Chemicals LP, Gtd. Notes,
B1	275	10.125%, 9/01/08	286,000
		ICI Wilmington, Inc., Gtd. Notes,
Baa2	75	5.625%, 12/01/13	73,691
		Lubrizol Corp. (The), Sr. Notes,
Baa3	170	4.625%, 10/01/09	166,665
		Union Carbide Corp., Debs.,
Ba2	100	7.50%, 6/01/25	102,142

			825,637

Consumer 0.1%
		Procter & Gamble Co., Sr. Notes,
Aa3	360	5.55%, 3/05/37	338,587
		Western Union Co. (The), Gtd. Notes,
A3	115	5.93%, 10/01/16	112,198
		Whirlpool Corp., Notes,
Baa2	195	6.125%, 6/15/11	196,673

			647,458

Electric 0.8%
		Appalachian Power Co., Sr. Notes,
Baa2	125	4.40%, 6/01/10	120,722
		Arizona Public Services Co., Sr. Unsec. Notes,
Baa2	320	6.375%, 10/15/11	326,241
		Arizona Public Services Co., Unsec. Notes,
Baa2	35	6.25%, 8/01/16	35,154
		Baltimore Gas & Electric Co., Sr. Unsec. Notes, 144A,
Baa2	115	6.35%, 10/01/36	113,884
		Carolina Power & Light Co., First Mtge. Bonds,
A2	105	5.25%, 12/15/15	101,082
		CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge.,
Baa2	160	5.70%, 3/15/13	159,103
Baa2	120	6.95%, 3/15/33	128,841
		Consolidated Edison Co. of New York, Sr. Unsec. Notes,
A1	145	5.375%, 12/15/15	140,597
		Consumers Energy Co., First Mtge. Bonds, Ser. B,
Baa1	65	5.375%, 4/15/13	63,966
		Dominion Resources, Inc., Notes,
Baa2	250	4.125%, 2/15/08	247,964
		Dominion Resources, Inc., Sr. Notes,
Baa2	70	4.75%, 12/15/10	68,364
		Dominion Resources, Inc., Sr. Notes, Ser. D,
Baa2	190	5.125%, 12/15/09	188,641
		Duke Energy Carolinas LLC, Sr. Unsub. Notes,
A3	225	6.10%, 6/01/37	222,453

		El Paso Electric Co., Sr. Unsec. Notes,
Baa2	135	6.00%, 5/15/35	126,629
		Empresa Nacional de Electricidad SA (Chile), Bonds, Ser. B,
Baa3	220	8.50%, 4/01/09	230,140
		Empresa Nacional de Electricidad SA (Chile), Notes,
Baa3	310	8.625%, 8/01/15	356,414
		Energy East Corp., Notes,
Baa2	30	6.75%, 9/15/33	30,846
		Exelon Corp., Notes,
Baa2	30	4.90%, 6/15/15	27,608
		FirstEnergy Corp., Notes, Ser. C,
Baa3	196	7.375%, 11/15/31	212,180
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	60	5.95%, 10/01/33	58,877
		Georgia Power Co., Unsub. Notes, Ser. B,
A2	170	5.70%, 6/01/17	167,779
		Indiana Michigan Power Co., Sr. Notes, Ser. INDF,
Baa2	90	5.05%, 11/15/14	84,430
		Midamerican Energy Holdings Co., Sr. Unsec. Notes, 144A,
Baa1	160	5.95%, 5/15/37	150,794
		National Rural Utilities Cooperative Finance Corp., Notes,
A2	35	7.25%, 3/01/12	37,290
		Nevada Power Co., Mortgage Backed Notes,
Ba1	250	6.50%, 5/15/18	252,592
		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.25%, 9/15/17	50,818
Baa3	70	5.45%, 9/15/20	63,317
		NSTAR Electric Co., Debs.,
A1	110	4.875%, 4/15/14	104,443
		Ohio Edison Co., Sr. Unsec. Notes,
Baa2	165	6.40%, 7/15/16	168,565
Baa2	25	6.875%, 7/15/36	26,106
		Oncor Electric Delivery, Debs.,
Baa2	120	7.00%, 9/01/22	125,326
		Pacific Gas & Electric Co., First Mtge. Bonds,
Baa1	395	6.05%, 3/01/34	382,632
		Pepco Holdings, Inc., Notes,
Baa3	73	5.50%, 8/15/07	73,049
		PPL Electric Utilities Corp., Sec’d. Notes,
A3	400	6.25%, 8/15/09	405,954
		Public Service Electric & Gas Co., First Mortgage Bonds, MTN,
A3	125	5.80%, 5/01/37	118,504
		Southern California Edison Co., First Mtge. Bonds,
A2	100	4.65%, 4/01/15	92,755
		Virginia Electric and Power Co., Sr. Unsec. Notes, Ser. A,
Baa1	165	6.00%, 5/15/37	157,657

		Xcel Energy, Inc., Sr. Notes,
Baa1	120	3.40%, 7/01/08	117,471
Baa1	36	5.613%, 4/01/17, 144A,	34,864
Baa1	95	6.50%, 7/01/36	96,081

			5,670,133

Energy—Integrated 0.2%
		ConocoPhillips Canada Funding Co. (Canada), Gtd. Notes,
A1	40	5.95%, 10/15/36	38,810
		ConocoPhillips Holding Co., Sr. Notes,
A1	36	6.95%, 4/15/29	39,289
		Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A,
Baa2	130	6.356%, 6/07/17	125,710
		Marathon Oil Corp., Notes,
Baa1	60	6.125%, 3/15/12	61,081
		Phillips Petroleum Co., Notes,
A1	500	8.75%, 5/25/10	544,322
		Suncor Energy, Inc. (Canada), Bonds,
A3	90	6.50%, 6/15/38	90,439
		TNK-BP Finance SA (Luxembourg), Gtd. Private Placement, Notes, 144A,
Baa2	295	7.50%, 7/18/16	304,145

			1,203,796

Energy—Other 0.2%
		Devon Financing Corp., ULC, Gtd. Notes,
Baa2	111	7.875%, 9/30/31	128,578
		Encana Corp., (Canada), Bonds,
Baa2	55	6.50%, 8/15/34	55,324
		Halliburton Co., Notes,
A2	30	5.50%, 10/15/10	29,971
		Nexen, Inc. (Canada), Sr. Unsec. Notes,
Baa2	150	6.40%, 5/15/37	143,407
		Talisman Energy, Inc., (Canada), Notes,
Baa2	45	5.125%, 5/15/15	42,195
Baa2	110	6.25%, 2/01/38	101,943
		Valero Energy Corp., Sr. Notes,
Baa3	230	6.125%, 6/15/17	229,259
Baa3	320	6.625%, 6/15/37	318,525
		Weatherford International, Inc., Gtd. Notes, 144A,
Baa1	230	6.35%, 6/15/17	233,036
		Woodside Petroleum Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.00%, 11/15/13	254,073

			1,536,311

Foods 0.4%
		Anheuser-Busch Cos., Inc., Sr. Notes,
A2	160	6.00%, 4/15/11	162,660
		Bunge Ltd., Notes,
Baa2	215	5.35%, 4/15/14	204,241

		Cadbury Schweppes US Finance LLC, Notes, 144A,
Baa2	250	3.875%, 10/01/08	244,758
		Cargill, Inc., Notes, 144A,
A2	375	3.625%, 3/04/09	364,700
		ConAgra Foods, Inc., Notes,
Baa2	81	7.875%, 9/15/10	86,406
		ConAgra Foods, Inc., Sr. Notes,
Baa2	80	7.125%, 10/01/26	84,258
		Delhaize Group (Belgium), Notes, 144A,
Baa3	110	6.50%, 6/15/17	110,434
		HJ Heinz Co., Notes, 144A,
Baa2	260	6.428%, 12/01/08	262,595
		Kellogg Co., Notes, Ser. B,
A3	375	6.60%, 4/01/11	387,699
		Kraft Foods, Inc., Sr. Unsec. Notes,
Baa1	185	5.625%, 11/01/11	183,552
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.80%, 4/01/11	36,180
		Kroger Co. (The), Notes,
Baa2	250	7.80%, 8/15/07	250,650
		Kroger Co. (The), Sr. Notes,
Baa2	55	7.00%, 5/01/18	56,376
		Miller Brewing Co., Notes, 144A,
Baa1	200	4.25%, 8/15/08	196,980
		PepsiAmericas, Inc., Notes,
Baa1	295	6.375%, 5/01/09	299,442
		Tricon Global Restaurants, Inc., Sr. Notes,
Baa2	35	8.875%, 4/15/11	38,508
		Tyson Foods, Inc., Sr. Unsec. Notes,
Ba1	150	6.85%, 4/01/16	154,011

			3,123,450

Gaming
		Harrah’s Operating Co., Inc., Gtd. Notes,
Baa3	150	5.50%, 7/01/10	145,313
		Mandalay Resort Group, Sr. Sub. Notes,
B1	1	9.375%, 2/15/10	1,055

			146,368

Health Care & Pharmaceutical 0.4%
		Abbott Laboratories, Notes,
A1	270	5.875%, 5/15/16	270,069
		AmerisourceBergen Corp., Gtd. Notes,
Ba1	200	5.625%, 9/15/12	195,978
		Baxter International, Inc., Sr. Unsec. Notes,
Baa1	170	5.196%, 2/16/08	169,751
Baa1	60	5.90%, 9/01/16	59,995
		Boston Scientific Corp., Sr. Notes,
Baa3	70	6.40%, 6/15/16	68,006
		Bristol-Myers Squibb Co., Unsub. Notes,
A2	55	5.875%, 11/15/36	51,885
		Cardinal Health, Inc., Notes, 144A,
Baa2	30	5.80%, 10/15/16	29,057
		Cardinal Health, Inc., Sr. Unsub. Notes,
Baa2	110	5.85%, 12/15/17	106,821

		Community Health Systems, Inc., Sr. Notes, 144A,
B3	400	8.875%, 7/15/15	405,501
		Genentech, Inc., Sr. Notes,
A1	60	4.75%, 7/15/15	56,074
		HCA, Inc., Sec. Notes, 144A,
B2	400	9.625%, 11/15/16(g)	430,001
		Laboratory Corp., of America Holdings, Sr. Unsec. Notes,
Baa3	250	5.625%, 12/15/15	240,967
		Merck & Co., Inc., Bonds,
Aa3	30	5.75%, 11/15/36	28,007
		Merck & Co., Inc., Debs.,
Aa3	30	5.95%, 12/01/28	29,359
		Pharmacia Corp., Debs.,
Aa1	40	6.60%, 12/01/28	42,919
		Schering-Plough Corp., Sr. Notes,
Baa1	155	5.55%, 12/01/13	155,571
		Teva Pharmaceutical Finance LLC, Bonds,
Baa2	170	6.15%, 2/01/36	158,912
		Wyeth, Notes,
A3	415	5.95%, 4/01/37	396,609
		Wyeth, Unsub. Notes,
A3	260	5.50%, 3/15/13 – 2/01/14	257,143
A3	10	6.45%, 2/01/24	10,308

			3,162,933

Health Care Insurance 0.3%
		Aetna, Inc., Sr. Unsub. Notes,
A3	80	5.75%, 6/15/11	80,470
A3	130	6.625%, 6/15/36	132,290
		Anthem, Inc., Notes,
Baa1	310	3.50%, 9/01/07	308,996
		Cigna Corp., Sr. Unsec. Notes,
Baa2	140	6.15%, 11/15/36	133,357
		Coventry Health Care, Inc., Sr. Notes,
Ba1	540	6.125%, 1/15/15	538,769
		United Health Group, Inc., Sr. Unsec. Notes,
A3	290	5.25%, 3/15/11	286,945
		UnitedHealth Group, Inc., Bonds, 144A,
A3	60	6.00%, 6/15/17	59,777
A3	100	6.50%, 6/15/37	100,261
		WellPoint, Inc., Notes,
Baa1	170	5.00%, 12/15/14	160,513
Baa1	105	5.95%, 12/15/34	97,268

			1,898,646

Insurance 0.2%
		Allstate Corp. (The), Sr. Notes,
A1	200	7.20%, 12/01/09	207,834
		American International Group, Inc., Jr. Sub. Notes,
Aa3	110	6.25%, 3/15/37	104,007
		American International Group, Inc., Notes,
Aa2	260	4.25%, 5/15/13	242,527
		AXA SA (France), Sub. Notes,
A3	35	8.60%, 12/15/30	42,648

		Berkshire Hathaway Finance Corp., Gtd. Notes,
Aaa	95	4.75%, 5/15/12	92,343
		Liberty Mutual Group, Inc., Bonds, 144A,
Baa2	180	7.00%, 3/15/34	173,055
		Marsh & McLennan Cos., Inc., Sr. Unsec. Notes,
Baa2	50	5.15%, 9/15/10	48,817
Baa2	40	5.75%, 9/15/15	37,797
		MetLife, Inc., Sr. Notes,
A2	70	6.125%, 12/01/11	71,486
A2	15	6.375%, 6/15/34	15,186
A2	205	5.70%, 6/15/35	189,451
		St. Paul Travelers Cos., Inc., (The), Sr. Unsec. Notes,
A3	140	6.75%, 6/20/36	144,725
		W.R. Berkley Corp., Sr. Notes,
Baa2	110	5.60%, 5/15/15	106,314
Baa2	90	6.15%, 8/15/19	88,253
		XL Capital Ltd. (Cayman Islands), Sr. Notes,
A3	15	5.25%, 9/15/14	14,318

			1,578,761

Lodging 0.1%
		Carnival Corp. (Panama), Gtd. Notes,
A3	440	3.75%, 11/15/07	437,376

Media & Entertainment 0.2%
		AMFM, Inc., Gtd. Notes,
Baa3	115	8.00%, 11/01/08	117,955
		CBS Corp., Gtd. Notes,
Baa3	75	7.875%, 7/30/30	77,554
		News America, Inc., Gtd. Notes,
Baa2	125	7.625%, 11/30/28	135,316
		Time Warner, Inc., Debs.,
Baa2	100	9.15%, 2/01/23	120,904
		Time Warner, Inc., Gtd. Notes,
Baa2	225	6.75%, 4/15/11	232,671
Baa2	160	7.25%, 10/15/17	170,540
Baa2	36	7.625%, 4/15/31	38,569
Baa2	50	7.70%, 5/01/32	54,068
		Viacom, Inc., Sr. Notes,
Baa3	260	6.875%, 4/30/36	251,193

			1,198,770

Metals 0.1%
		Alcan, Inc. (Canada), Notes,
Baa1	70	4.50%, 5/15/13	65,158
Baa1	115	5.00%, 6/01/15	106,978
		Peabody Energy Corp., Notes,
Ba1	250	7.375%, 11/01/16	255,000
		Southern Copper Corp., Sr. Notes,
Baa2	95	7.50%, 7/27/35	101,986

		United States Steel Corp., Sr. Unsub. Notes,
Baa3	250	5.65%, 6/01/13	246,146
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	70	5.50%, 11/16/11	69,248

			844,516

Non—Captive Finance 0.4%
		Capital One Bank, Sub. Notes,
A3	5	6.50%, 6/13/13	5,135
		Capital One Financial Corp., Notes,
A3	55	5.50%, 6/01/15	53,090
		Capital One Financial Corp., Sr. Notes, MTN,
A3	125	5.70%, 9/15/11	124,382
		Capital One Financial Corp., Sub. Notes,
Baa1	25	6.15%, 9/01/16	24,682
		CIT Group Funding Co. of Canada (Canada), Gtd. Notes,
A2	135	5.20%, 6/01/15	125,526
		CIT Group, Inc., Sr. Notes,
A2	195	5.50%, 11/30/07	194,976
A2	80	4.25%, 2/01/10(g)	77,308
		Countrywide Financial Corp., Gtd. Notes, MTN,
A3	280	5.80%, 6/07/12(g)	278,028
		General Electric Capital Corp., Notes,
Aaa	110	4.875%, 10/21/10	108,290
Aaa	340	5.50%, 4/28/11	339,927
		General Electric Capital Corp., Notes, MTN,
Aaa	90	6.125%, 2/22/11	91,736
Aaa	505	5.55%, 5/04/20	489,230
		GMAC LLC, Unsub. Notes,
Ba1	160	6.61%, 5/15/09(g)(h)	159,993
		Household Finance Corp., Notes,
Aa3	130	4.75%, 5/15/09	128,553
		HSBC Finance Corp., Sr. Notes,
Aa3	100	5.70%, 6/01/11	100,276
		International Lease Finance Corp., Unsub. Notes,
A1	120	3.50%, 4/01/09	116,239
		Residential Capital LLC, Gtd. Notes,
Baa3	100	6.375%, 6/30/10	98,709
Baa3	105	6.00%, 2/22/11	101,602
Baa3	420	6.50%, 4/17/13	405,963

			3,023,645

Non—Corporate 0.2%
		Gaz Capital for Gazprom (Luxembourg), Sr. Unsec. Notes, 144A,
A3	460	6.51%, 3/07/22	454,020
		Pemex Project Funding Master Trust, Gtd. Notes,
Baa1	145	6.625%, 6/15/35	147,175

		Petrobras International Finance Co. (Cayman Islands), Bonds,
Baa2	280	8.375%, 12/10/18	322,700
		RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), Bonds, 144A,
A3	460	6.299%, 5/15/17	450,248

			1,374,143

Paper
		Plum Creek Timberlands LP, Gtd. Notes,
Baa3	140	5.875%, 11/15/15	135,548

Pipelines & Other 0.3%
		Atmos Energy Corp., Notes,
Baa3	330	4.00%, 10/15/09	318,900
		Atmos Energy Corp., Sr. Unsub. Notes,
Baa3	160	6.35%, 6/15/17	161,341
		CenterPoint Energy Resources Corp., Sr. Unsec. Notes,
Baa3	90	6.25%, 2/01/37	86,678
		CenterPoint Energy Resources Corp., Unsec. Notes,
Baa3	275	6.50%, 2/01/08	276,452
		Duke Energy Field Services LLC, Notes,
Baa2	365	7.875%, 8/16/10	387,614
		Enterprise Products Operating LP, Gtd. Notes, Ser. B,
Baa3	35	6.875%, 3/01/33	35,612
		Enterprise Products Operating LP, Gtd. Notes,
Baa3	150	4.00%, 10/15/07	149,379
Baa3	145	4.625%, 10/15/09	142,016
		Enterprise Products Operating LP, Sr. Notes,
Baa3	190	4.95%, 6/01/10	186,575
		ONEOK Partners, L.P., Notes,
Baa2	125	6.65%, 10/01/36	123,980
		ONEOK, Inc., Sr. Unsec. Notes,
Baa2	250	5.51%, 2/16/08	249,994
		Sempra Energy, Sr. Unsec. Notes,
Baa1	15	6.00%, 2/01/13	15,240
		Spectra Energy Capital LLC, Sr. Unsub. Notes,
Baa1	45	6.25%, 2/15/13	45,650

			2,179,431

Railroads 0.1%
		Burlington Northern Santa Fe Corp., Debs.,
Baa1	135	6.70%, 8/01/28	138,066
		CSX Corp., Sr. Unsub. Notes,
Baa3	170	6.15%, 5/01/37(g)	163,261
		Norfolk Southern Corp., Sr. Notes,
Baa1	4	7.80%, 5/15/27	4,537
		Norfolk Southern Corp., Sr. Unsec. Notes,
Baa1	96	5.64%, 5/17/29	86,749

		Union Pacific Corp., Notes,
Baa2	275	6.625%, 2/01/08	276,764
Baa2	275	3.625%, 6/01/10	261,011
Baa2	152	6.65%, 1/15/11	156,788

			1,087,176

Real Estate Investment Trusts 0.1%
		Brandywine Operating Partnership, Notes,
Baa3	265	5.75%, 4/01/12	264,749
		Mack-Cali Realty LP, Notes,
Baa2	250	7.25%, 3/15/09	256,714
		Post Apartment Homes LP, Notes,
Baa3	135	6.30%, 6/01/13	137,437
		Post Apartment Homes LP, Sr. Notes,
Baa3	90	5.45%, 6/01/12	87,648
		Simon Property Group LP, Unsec. Notes,
A3	280	5.75%, 5/01/12	281,258

			1,027,806

Retail 0.2%
		CVS Caremark Corp., Sr. Unsec. Notes,
Baa2	650	5.75%, 8/15/11 – 6/01/17	636,261
		Federated Retail Holdings, Inc., Gtd. Notes,
Baa2	175	5.35%, 3/15/12	171,928
Baa2	20	5.90%, 12/01/16	19,493
		Gap, Inc. (The), Notes,
Ba1	250	6.90%, 9/15/07	250,209
		Home Depot, Inc., Sr. Unsec. Notes,
Aa3	80	5.875%, 12/16/36	71,280
		May Department Stores Co. (The), Notes,
Baa2	35	6.65%, 7/15/24	32,866
		Target Corp., Sr. Unsec. Notes,
A1	140	7.50%, 8/15/10	148,252
		Wal-Mart Stores, Inc., Bonds,
Aa2	60	5.25%, 9/01/35	52,449

			1,382,738

Structured Notes 0.1%
		CDX North America High Yield, Pass Thru-Certs, Sr. 8-T1, 144A,
B3	1,000	7.625%, 6/29/12	945,600

Technology 0.2%
		Electronic Data System Corp., Notes,
Ba1	25	7.45%, 10/15/29	25,461
		Equifax, Inc., Notes,
Baa1	165	4.95%, 11/01/07	164,684
		Freescale Semiconductor, Inc., Sr. Notes, 144A,
B1	300	8.875%, 12/15/14	286,500
		Hewlett-Packard Co., Sr. Unsec. Notes,
A2	130	5.25%, 3/01/12	128,566
		Intuit, Inc., Sr. Unsec. Notes,
Baa2	125	5.40%, 3/15/12	123,009
		Jabil Circuit, Inc., Sr. Notes,
Ba1	390	5.875%, 7/15/10	386,387

			Motorola, Inc., Notes,
Baa1	190		4.608%, 11/16/07	189,315
Baa1	20		8.00%, 11/01/11	21,587
			Oracle Corp. and Ozark Holding, Inc., Notes,
A2	200		5.00%, 1/15/11	197,119

				1,522,628

Telecommunications 0.9%
			ALLTEL Ohio LP, Gtd. Notes, 144A,
A2	64		8.00%, 8/15/10	64,790
			America Movil SA de CV (Mexico), Unsec. Notes,
A3	115		6.375%, 3/01/35	112,965
			AT&T Corp., Notes,
A(d)	200	(i)	6.00%, 3/15/09	201
			Sr. Notes,
A2	440		8.00%, 11/15/31	522,974
			Sr. Unsec. Notes,
A2	115		7.30%, 11/15/11	122,415
			AT&T, Inc., Notes,
A2	220		4.125%, 9/15/09	213,931
A2	240		5.30%, 11/15/10	238,869
			BellSouth Corp., Notes,
A2	245		4.20%, 9/15/09	238,616
			British Telecommunications PLC (United Kingdom), Bonds,
Baa1	350		9.125%, 12/15/30	458,075
			Cingular Wireless LLC, Sr. Notes,
A3	100		7.125%, 12/15/31	106,537
			Cingular Wireless Services, Inc., Notes,
A2	120		8.125%, 5/01/12	131,945
			Deutsche Telekom International Finance BV(Netherlands), Gtd. Notes,
A3	60		8.25%, 6/15/30	71,914
			Embarq Corp., Notes,
Baa3	80		7.082%, 6/01/16	80,448
Baa3	400		7.995%, 6/01/36	405,946
			France Telecom SA (France), Notes,
A3	75		8.50%, 3/01/31	94,237
			Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes,
Baa2	105		8.00%, 10/01/10	112,379
			New Cingular Wireless Services, Inc., Sr. Notes,
A3	380		8.75%, 3/01/31	473,716
			Nextel Communications, Inc., Sr. Notes,
Baa3	500		5.95%, 3/15/14	476,227
			PCCW HKT Capital Ltd. (British Virgin Islands), Gtd. Notes, 144A,
Baa2	555		8.00%, 11/15/11	600,065
			Sprint Capital Corp., Gtd. Notes,
Baa3	185		6.90%, 5/01/19	183,138
			Sprint Nextel Corp., Unsec. Notes,
Baa3	315		6.00%, 12/01/16	298,826
			Telecom Italia Capiltal SA (Luxembourg), Gtd. Notes,
Baa2	45		4.00%, 1/15/10	43,260

Baa2	90	5.25%, 11/15/13	85,759
		TELUS Corp. (Canada), Notes,
Baa1	250	8.00%, 6/01/11	267,338
		U.S. Cellular Corp., Sr. Notes,
Baa3	95	6.70%, 12/15/33	85,976
		Verizon Communications, Inc., Sr. Unsec. Notes,
A3	155	6.25%, 4/01/37(g)	149,455
		Verizon Global Funding Corp., Bonds,
A3	165	5.85%, 9/15/35(g)	151,339
		Vodafone Group PLC (United Kingdom), Sr. Notes,
Baa1	200	7.75%, 2/15/10	210,081
		Unsec. Notes,
Baa1	100	6.15%, 2/27/37	93,029

			6,094,451

Tobacco 0.1%
		Altria Group, Inc., Debs.,
Baa1	20	7.75%, 1/15/27	23,390
		Notes,
Baa1	120	7.65%, 7/01/08	122,285
		Reynolds American, Inc., Bonds,
Ba1	220	6.75%, 6/15/17	221,960
Ba1	100	7.25%, 6/15/37	102,520

			470,155

		Total corporate bonds (cost $59,533,056)	58,557,766

ASSET BACKED SECURITIES 1.1%
		Accredited Mortgage Loan Trust, Ser. 2006-1, Class A1,
Aaa	40	5.38%, 4/25/36(h)	39,674
		Ser. 2006-2, Class A1,
Aaa	85	5.36%, 9/25/36(h)	85,225
		American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A,
Baa1	230	5.79%, 3/15/12(h)	230,611
		Ser. 2004-C, Class C, 144A,
Baa1	92	5.82%, 2/15/12(h)	92,337
		Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2,
AA+(d)	25	6.67%, 10/25/32(h)	24,980
		Series 2002-BC9, Class M1,
Aa2	500	6.97%, 12/25/32(h)	499,942
		Bank One Issuance Trust, Ser. 2003-C1, Class C1,
Baa2	397	4.54%, 9/15/10	394,783
		Capital One Prime Auto Receivables Trust, Ser. 2004-2, Class A4
Aaa	326	5.38%, 4/15/10(h)	326,499

		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1,
Aa2	182	6.97%, 3/25/33(h)	182,397
		Centex Home Equity, Ser. 2005-A, Class M2,
Aa2	360	5.82%, 1/25/35(h)	361,419
		Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1,
Baa2	300	5.72%, 2/20/15(h)	301,169
		CNH Equipment Trust, Ser. 2004-A, Class A3A,
Aaa	6	5.39%, 10/15/08(h)	6,082
		Countrywide Asset-Backed Certificates, Ser. 2006-6, Class 2A1
Aaa	27	5.39%, 9/25/36(h)	27,079
		Ser. 2006-BC2, Class 2A1
Aaa	137	5.36%, 1/25/45(h)	137,298
		Credit-Based Asset Servicing and Securitization, Ser. 2005-CB6, Class AF3,
Aaa	270	5.12%, 7/25/35	258,991
		Ser. 2006-CB3, Class AV1,
Aaa	28	5.38%, 3/25/36(h)	28,366
		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	260	5.70%, 7/25/34	256,760
		First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2,
Aa2	300	5.84%, 6/25/36(h)	302,005
		HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2,
Aa1	125	5.81%, 1/20/35(h)	124,500
		Indymac Residential Asset Backed Trust, Ser. 2006-B, Class 2A1,
Aaa	18	5.38%, 6/25/36(h)	18,325
		Long Beach Mortgage Loan Trust, Ser. 2006-2, Class 2A1,
Aaa	24	5.39%, 3/25/36(h)	23,606
		Ser. 2006-6, Class 2A1,
Aaa	263	5.36%, 7/25/36(h)	263,212
		MBNA Master Credit Card Trust, Ser. 1999-J, Class A,
Aaa	2,400	7.00%, 2/15/12	2,484,600
		Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2,
A2	282	6.42%, 3/25/34(h)	282,278
		Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1,
Aaa	253	6.595%, 9/25/32(h)	252,739
		Ser. 2002-HE1, Class M1,
Aa2	341	6.22%, 7/25/32(h)	340,953
		Nomura Home Equity Loan, Inc., Ser. 2006-HE1, Class A1,
Aaa	31	5.40%, 2/25/36(h)	30,805
		Ser. 2006-HE2, Class A1,
Aaa	68	5.38%, 3/25/36(h)	68,376

		Prestige Auto Receivables Trust, Ser. 2004-1, Class A2, 144A,
Aaa	68	3.69%, 6/15/11	67,963
		Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1,
Aa2	56	4.71%, 3/25/34(h)	53,537
		Saxon Asset Securities Trust, Ser. 2005-2, Class M2,
Aa2	240	5.76%, 10/25/35(h)	240,804
		Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3,
Aaa	300	5.57%, 5/25/36(h)	302,166
		Ser. 2004-OP1, Class M1,
Aa2	265	5.83%, 2/25/34(h)	265,371
		SLM Student Loan Trust, Ser. 2006-7, Class A1,
Aaa	43	5.315%, 4/25/12(h)	42,624
		WFS Financial Owner Trust, Ser. 2004-4, Class D,
A2	86	3.58%, 5/17/12	85,353

		Total asset backed securities (cost $8,637,444)	8,502,829

COMMERCIAL MORTGAGE BACKED SECURITIES 3.9%
		Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3,
AAA(d)	400	4.873%, 3/11/41	387,293
		Ser. 2004-1, Class XP,
AAA(d)	2,180	0.801%, 11/10/39(h)	40,163
		Ser. 2004-2, Class A3,
Aaa	200	4.05%, 11/10/38	192,409
		Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	533,260
		Ser. 2005-6, Class A4,
Aaa	1,400	5.354%, 9/10/47(h)	1,350,233
		Ser. 2006-2, Class A4,
AAA(d)	1,000	5.7403%, 5/10/45(h)	997,015
		Ser. 2007-1, Class A4,
Aaa	750	5.451%, 1/15/49	725,471
		Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 144A,
Baa2	430	6.47%, 11/15/33	435,541
		Ser. 2004-T16, Class X2,
AAA(d)	3,883	0.933%, 2/13/46(h)	115,083
		Ser. 2005-T18, Class AAB,
Aaa	350	4.823%, 2/13/42(h)	334,882
		Ser. 2005-T20, Class AAB,
Aaa	500	5.29%, 10/12/42(h)	488,700
		Ser. 2006-BBA7, Class A1, 144A,
Aaa	176	5.43%, 3/15/19(h)	176,193
		Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X,
AAA(d)	4,761	1.1119%, 9/15/30(h)	101,620
		Commercial Mortgage Asset Trust, Ser. 1999-C2, Class A1,
Aaa	8	7.285%, 11/17/32	8,371

		Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, 144A,
AAA(d)	2,434	1.1126%, 3/10/39(h)	57,889
		Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4,
Aaa	300	4.283%, 10/15/39	285,518
		Credit Suisse Mortgage Capital Certs., Ser. 2006-C1, Class A4,
AAA(d)	800	5.56%, 2/15/39(h)	784,606
		Ser. 2006-C4, Class A3,
Aaa	1,000	5.467%, 9/15/39	970,261
		Ser. 2006-C5, Class A3,
Aaa	435	5.311%, 12/15/39	417,033
		DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B,
AAA(d)	595	7.62%, 6/10/33	623,041
		GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 144A,
Aaa	4,405	0.752%, 3/10/40(h)	77,009
		GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A2,
AAA(d)	500	4.471%, 5/10/43	487,987
		Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4,
Aaa	1,300	4.111%, 7/05/35	1,201,004
		Ser. 2007-GG9, Class A4,
Aaa	1,045	5.444%, 1/10/17	1,011,684
		GS Mortgage Securities Corp. II, Series 2006-GG6, Class AAB,
AAA(d)	1,300	5.587%, 4/10/38(h)	1,286,253
		J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-CB13, Class A4,
Aaa	455	5.29%, 1/12/43(h)	441,035
		Ser. 2005-LDP2, Class ASB,
Aaa	1,000	4.659%, 7/15/42	954,610
		Ser. 2005-LDP4, Class A4,
Aaa	520	4.918%, 10/15/42(h)	489,970
		Ser. 2006-LDP6, Class X2,
Aaa	29,393	0.083%, 4/15/43(h)	155,313
		J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4,
Aaa	700	5.34%, 12/15/44(h)	676,227
		Ser. 2006-CB16, Class ASB,
Aaa	700	5.523%, 5/12/45	690,308
		Ser. 2006-CB17, Class A4,
Aaa	900	5.429%, 12/12/43	871,113
		Ser. 2006-LDP8, Class ASB,
Aaa	500	5.37%, 5/15/45	488,483
		Ser. 2006-LDP9, Class A3,
Aaa	510	5.336%, 5/15/47	488,835
		KeyCorp, Ser. 2000-C1, Class A2,
Aaa	1,563	7.727%, 5/15/32	1,632,223
		LB-UBS Commercial Mortgage Trust, Ser. 2003-C5, Class A2,
AAA(d)	700	3.478%, 7/15/27	686,211

		Ser. 2004-C6, Class A5,
AAA(d)	800	4.826%, 8/15/29(h)	770,284
		Ser. 2005-C3, Class A3,
Aaa	500	4.647%, 7/15/30	482,050
		Ser. 2005-C3, Class A5,
Aaa	430	4.739%, 7/15/30	401,692
		Ser. 2006-C3, Class A4,
Aaa	1,000	5.661%, 3/15/39(h)	987,908
		Lehman Brothers Floating Rate Commercial Mortgage Trust, Ser. 2006-LLFA, Class A1, 144A,
Aaa	44	5.40%, 9/15/21(h)	44,044
		Merrill Lynch Mortgage Trust, Ser. 2004-Key2, Class A3,
Aaa	400	4.615%, 8/12/39	382,075
		Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4,
Aaa	430	5.910%, 6/12/46(h)	433,198
		Ser. 2007-5, Class A4,
Aaa	750	5.378%, 8/12/48	720,826
		Ser. 2007-7, Class ASB,
Aaa	1,500	5.745%, 6/12/50(h)	1,492,408
		Morgan Stanley Capital I, Ser. 2004-HQ3, Class A2,
Aaa	250	4.05%, 1/13/41	242,527
		Ser. 2007-HQ11, Class AAB,
Aaa	1,000	5.444%, 2/12/44	976,897
		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2,
AAA(d)	1,100	4.867%, 2/15/35	1,057,222

		Total commercial mortgage backed securities (cost $29,519,887)	28,653,978

COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
		Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1,
Aaa	217	4.4614%, 2/25/35(h)	212,939
		Ser. 2005-B, Class 2A1,
Aaa	208	4.3892%, 3/25/35(h)	203,408
		Bank of America Alternative Loan Trust, Ser. 2006-5, Class 3A1,
Aaa	316	6.00%, 6/25/46	316,393
		Series 2005-12, Class 3CB1,
Aaa	842	6.00%, 1/25/36	839,799
		Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5,
Aaa	1,118	4.3669%, 2/25/37(h)	1,106,947
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
Aaa	332	5.25%, 9/25/19	322,168
		Federal National Mortgage Association, Ser. 1993-55, Class K,
Aaa	71	6.50%, 5/25/08	70,842

		JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1,
Aaa	614	4.071%, 7/25/35(h)	600,841
		Master Alternative Loans Trust, Ser. 2003-8, Class 4A1,
AAA(d)	33	7.00%, 12/25/33	33,593
		Ser. 2004-4, Class 4A1,
Aaa	414	5.00%, 4/25/19	397,777
		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3,
Aaa	257	4.17%, 2/25/34(h)	255,703
		Washington Mutual Alternative Mortgage Pass-Through Certs., Ser. 2005-1, Class 3A5,
AAA(d)	152	5.00%, 3/25/20	149,213

		Total collateralized mortgage obligations (cost $4,573,984)	4,509,623

MORTGAGE BACKED SECURITIES 12.4%
		Federal Home Loan Mortgage Corp.,
	2,850	4.50%, 1/01/19 - 7/01/20	2,710,506
	2,979	5.00%, 7/01/18 - 5/01/34	2,868,195
	677	5.236%, 12/01/35(h)	667,577
	2,016	5.50%, 12/01/33 - 7/01/34	1,951,893
	10,500	5.50%, TBA(c) 30 YR	10,122,651
	684	6.00%, 1/01/34	680,155
	3,500	6.00%, TBA(c) 30 YR	3,463,908
	680	7.00%, 6/01/14 - 11/01/33	701,501
		Federal National Mortgage Association,
	362	4.00%, 5/01/19	335,671
	649	4.372%, 11/01/35(h)	640,665
	4,589	4.50%, 11/01/18 - 3/01/34	4,330,227
	2,616	5.00%, 10/01/18 - 2/01/36	2,476,897
	3,500	5.00%, TBA(c) 15 YR	3,381,875
	13,500	5.00%, TBA(c) 30 YR	12,643,587
	7,401	5.50%, 12/01/16 - 2/01/34	7,178,112
	16,750	5.50%, TBA(c) 30 YR	16,153,281
	4,296	6.00%, 9/01/17 - 2/01/35	4,271,980
	1,000	6.00%, TBA(c) 15 YR	1,004,375
	5,000	6.00%, TBA(c) 30 YR	4,942,190
	2,172	6.50%, 5/01/13 - 10/01/36	2,204,409
	2,500	6.50%, TBA(c) 30 YR	2,523,438
	120	7.00%, 6/01/32	124,013
	22	7.50%, 12/01/07 - 9/01/30	22,709
	25	8.00%, 12/01/23	26,601
	17	8.50%, 2/01/28	18,481
		Government National Mortgage Association,
	1,683	5.50%, 7/15/33 - 9/15/34	1,636,107
	2,750	5.50%, TBA(c) 30 YR	2,668,358
	879	6.50%, 9/15/23 - 8/15/32	896,101
	181	7.00%, 6/15/24 - 5/15/31	188,105
	22	7.50%, 4/15/29 - 5/15/31	23,466
	173	8.00%, 8/15/22 - 6/15/25	182,944

		Total mortgage backed securities (cost $92,194,886)	91,039,978

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.2%
		Federal Home Loan Bank,
	1,215	4.375%, 10/03/08	1,201,955
	775	4.50%, 5/13/11	754,484
	135	4.875%, 5/17/17(g)	128,948
		Federal Home Loan Mortgage Corp.,
	560	4.75%, 1/18/11 - 1/19/16, MTN	536,028
	1,759	5.00%, 9/16/08 - 12/14/18, MTN	1,703,120
		Federal National Mortgage Association,
	108	4.25%, 7/27/07	107,910
	2,400	5.00%, 2/16/12	2,370,858
	1,815	5.375%, 6/12/17(g)	1,800,632
	265	6.125%, 3/15/12	274,051

		Total U.S. Government agency (cost $8,959,290)	8,877,986

U.S. GOVERNMENT TREASURY SECURITIES 2.6%
		United States Treasury Bonds,
	290	4.50%, 2/15/36	262,586
	290	4.75%, 2/15/37	273,438
	1,538	6.00%, 2/15/26	1,678,822
	125	6.625%, 2/15/27	146,426
	1,705	7.125%, 2/15/23	2,046,800
	490	7.875%, 2/15/21	616,596
	2,530	8.125%, 8/15/19 - 8/15/21(b)	3,226,808
	1,080	8.75%, 8/15/20	1,442,307
	39	9.00%, 11/15/18	51,855
		United States Treasury Inflation Index,
	1,100	2.375%, 1/15/17	1,073,961
		United States Treasury Notes,
	26	4.125%, 8/15/10	25,423
	3,601	4.50%, 3/31/09 - 4/30/12(g)	3,553,593
	900	4.625%, 10/31/11	889,523
	2,805	4.75%, 2/15/10 - 5/31/12(g)	2,788,118
	385	4.875%, 4/30/08 - 5/15/09	384,686
		United States Treasury Strips, Zero Coupon,
	1,740	2/15/19 - 5/15/20(g)	908,674

		Total U.S. Government treasury securities (cost $19,587,639)	19,369,616

FOREIGN GOVERNMENT OBLIGATIONS 0.3%
		Italy Government International Bond (Italy), Notes,
A+(d)	160	5.375%, 6/15/33	151,073
		Mexico Government International Bond (Mexico), Notes,
Baa1	265	7.50%, 1/14/12	283,948
Baa1	280	5.625%, 1/15/17	274,120
Baa1	476	8.125%, 12/30/19	564,059
		Province of Quebec (Canada), Notes,
Aa2	115	4.60%, 5/26/15(g)	108,475
		Sr. Unsub. Notes,
Aa2	390	5.75%, 2/15/09	393,309

		Russian Federation (Russia), Unsub. Notes, 144A, Private Placement,
Baa2	160	11.00%, 7/24/18	222,000

		Total foreign government obligations (cost $2,004,266)	1,996,984

		Total long-term investments (cost $608,993,573)	697,496,935

SHORT-TERM INVESTMENTS 21.9%

	Shares
AFFILATED MUTUAL FUNDS 21.9%
	5,527,044	Dryden Core Investment Fund - Short-Term Bond Series(f)	55,270,445
	105,594,086	Dryden Core Investment Fund - Taxable Money Market Series (includes $66,632,059 of cash collateral received for securities on loan)(e)(f)	105,594,086

		Total affiliated mutual funds (cost $160,882,338)	160,864,531

	Contracts
OUTSTANDING OPTIONS PURCHASED(a)
Call Option
	30	90 Day Euro Future, expiring 09/17/07 @ $94.625	4,125
	30	90 Day Euro Future, expiring 09/19/07 @ $95	750
	15	U.S. 10 Yr. Note, expiring 08/24/07 @ $104	28,594

		Total options purchased (cost $27,154)	33,469

		Total short-term investments (cost $160,909,492)	160,898,000

		Total Investments, Before Outstanding Options Written 116.7% (cost $769,903,065)	858,394,935

OUTSTANDING OPTIONS WRITTEN(a)
Call Option
	30	90 Day Euro Future, expiring 09/17/07 @ $94.75	(1,687)
	30	90 Day Euro Future, expiring 09/17/07 @ $94.875	(937)
	15	U.S. 10Yr. Note, expiring 08/24/07 @ $106	(9,141)

		Total options written (premium received $12,937)	(11,765)

Total Investments, Net of Outstanding Options Written(j) 116.7% (cost $769,890,128)(k)	858,383,170
Liabilities in excess of other assets(l) (16.7%)	(123,078,888)

Net Assets 100.0%	$735,304,282

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GO—General Obligation

MTN— Medium Term Notes

NA—National Association

ULC—Unlimited Liability Corporation

(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Principal amount of $59,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Standard and Poor’s Rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund— Taxable Money Market Series and the Dryden Core Investment Fund— Dryden Short-Term Bond Series.
(g)	Portion of securities on loan with an aggregate market value of $63,870,147; cash collateral of $66,632,059 was received with which the Portfolio purchased highly liquid short-term investments.
(h)	Variable rate instrument.
(i)	Amount is actual; not rounded to thousands.
(j)	As of June 30, 2007, 165 securities representing $23,950,791 and 3.2% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$773,611,140	$93,754,135	$(8,970,340)	$84,783,795

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate swaps and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at June 30, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
33	2-Yr. U.S. T-Notes	Sept. 07	$6,724,781	$6,733,765	$(8,984)
42	5-Yr. U.S. T-Notes	Sept. 07	4,371,281	4,373,617	(2,336)
21	10-Yr. U.S. T-Notes	Sept. 07	2,219,766	2,217,198	2,568

					(8,752)

Short Position:
28	U.S. Long Bond	Sept. 07	3,017,000	2,973,184	(43,816)

					$(52,568)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(a)	7/03/2012	$1,100	5.50777%	3 month LIBOR	$17,943
Merrill Lynch Capital Services, Inc.(a)	6/14/2037	1,300	6.007740%	3 month LIBOR	—

					$17,943

(a) Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	6/20/2012	$1,000	0.30%	PPG Industries, Inc.,
				7.05%, due 08/15/09	$(2,870)
JPMorgan Chase Bank(a)	09/20/2012	470,000	1.52	Residential Capital LLC,
				6.50%, due 04/17/13	13,012
JPMorgan Chase Bank(a)	06/20/2014	240,000	0.65	Bunge Ltd. Finance Corp.,
				5.35%, due 04/15/14	(220)
Credit Suisse International(b)	6/20/2017	200	0.91	Dow Chemical Co. (The),
				6.00%, due10/01/12	151

					$10,073

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007, The Jennison Equity Opportunity Fund and Dryden Active Allocation Fund held foreign securities whose value required adjustment in accordance with such procedures.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series and the Short-Term Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Short-Term Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.